UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM China Quality Growth Fund
Institutional Class/WCMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/china-quality-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$66	1.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,574,782
Total number of portfolio holdings	31
Total advisory fee paid/(reimbursed)	$(127,954)
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.2%
Prosus N.V. - ADR	5.7%
Shenzhou International Group Holdings Ltd.	5.1%
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2%
Kweichow Moutai Co., Ltd. - Class A	3.9%
Warom Technology, Inc. Co. - Class A	3.8%
Qingdao Haier Biomedical Co., Ltd. - Class A	3.4%
AIA Group Ltd.	3.2%
MediaTek, Inc.	3.2%
NARI Technology Co., Ltd. - Class A	3.2%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/china-quality-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/china-quality-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM China Quality Growth Fund
Investor Class/WCQGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/china-quality-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$78	1.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,574,782
Total number of portfolio holdings	31
Total advisory fee paid/(reimbursed)	$(127,954)
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.2%
Prosus N.V. - ADR	5.7%
Shenzhou International Group Holdings Ltd.	5.1%
Fuyao Glass Industry Group Co., Ltd. - Class H	4.2%
Kweichow Moutai Co., Ltd. - Class A	3.9%
Warom Technology, Inc. Co. - Class A	3.8%
Qingdao Haier Biomedical Co., Ltd. - Class A	3.4%
AIA Group Ltd.	3.2%
MediaTek, Inc.	3.2%
NARI Technology Co., Ltd. - Class A	3.2%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/china-quality-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/china-quality-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Developing World
Equity Fund
Institutional Class/WCMDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Developing World Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/developing-world-equity-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Developing World Equity Fund (Institutional Class/WCMDX)	$48	0.96%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,770,223
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(125,336)
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Samsung Electronics Co., Ltd.	5.0%
United Overseas Bank Ltd.	4.7%
HDFC Bank Ltd. - ADR	4.6%
AIA Group Ltd.	4.6%
Bid Corp. Ltd.	3.7%
Tencent Holdings Ltd.	3.3%
MercadoLibre, Inc.	3.3%
TOTVS S.A.	3.3%
Baker Hughes Co.	3.2%
Asset Allocation
Country Allocation
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Developing World Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/developing-world-equity-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/developing-world-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Developing World
Equity Fund
Investor Class/WCMUX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Developing World Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/developing-world-equity-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Developing World Equity Fund (Investor Class/WCMUX)	$61	1.21%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,770,223
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(125,336)
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Samsung Electronics Co., Ltd.	5.0%
United Overseas Bank Ltd.	4.7%
HDFC Bank Ltd. - ADR	4.6%
AIA Group Ltd.	4.6%
Bid Corp. Ltd.	3.7%
Tencent Holdings Ltd.	3.3%
MercadoLibre, Inc.	3.3%
TOTVS S.A.	3.3%
Baker Hughes Co.	3.2%
Asset Allocation
Country Allocation
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Developing World Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  In anticipation of the Reorganization, the Fund’s Investor Class shares will be consolidated with the Fund’s Institutional Class shares on or about September 9, 2024.  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/developing-world-equity-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/developing-world-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
Emerging Markets ex China Fund
Institutional Class/WCMWX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$65	1.25%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,443,273
Total number of portfolio holdings	45
Total advisory fee paid/(reimbursed)	$(117,094)
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
SK Hynix, Inc.	5.6%
Celestica, Inc.	4.3%
NU Holdings Ltd. - Class A	3.7%
Sea Ltd. - ADR	2.8%
Bupa Arabia for Cooperative Insurance Co.	2.8%
Aldrees Petroleum and Transport Services Co.	2.8%
ICICI Bank Ltd.	2.8%
InPost S.A.	2.6%
Coupang, Inc.	2.6%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
Emerging Markets ex China Fund
Investor Class/WCFEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$78	1.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,443,273
Total number of portfolio holdings	45
Total advisory fee paid/(reimbursed)	$(117,094)
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
SK Hynix, Inc.	5.6%
Celestica, Inc.	4.3%
NU Holdings Ltd. - Class A	3.7%
Sea Ltd. - ADR	2.8%
Bupa Arabia for Cooperative Insurance Co.	2.8%
Aldrees Petroleum and Transport Services Co.	2.8%
ICICI Bank Ltd.	2.8%
InPost S.A.	2.6%
Coupang, Inc.	2.6%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-emerging-markets-ex-china-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
Emerging Markets Fund
Institutional Class/WCMEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$64	1.26%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,003,324,334
Total number of portfolio holdings	47
Total advisory fee paid/(reimbursed)	$5,038,275
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Naspers Ltd. - N Shares	5.0%
NU Holdings Ltd. - Class A	4.6%
Celestica, Inc.	4.1%
SK Hynix, Inc.	3.6%
ICICI Bank Ltd.	3.3%
Sea Ltd. - ADR	2.9%
Jentech Precision Industrial Co., Ltd.	2.6%
Bharat Electronics Ltd.	2.5%
MediaTek, Inc.	2.4%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-emerging-markets-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
Emerging Markets Fund
Investor Class/WFEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-emerging-markets-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$77	1.51%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,003,324,334
Total number of portfolio holdings	47
Total advisory fee paid/(reimbursed)	$5,038,275
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Naspers Ltd. - N Shares	5.0%
NU Holdings Ltd. - Class A	4.6%
Celestica, Inc.	4.1%
SK Hynix, Inc.	3.6%
ICICI Bank Ltd.	3.3%
Sea Ltd. - ADR	2.9%
Jentech Precision Industrial Co., Ltd.	2.6%
Bharat Electronics Ltd.	2.5%
MediaTek, Inc.	2.4%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-emerging-markets-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-emerging-markets-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
Global Growth Fund
Institutional Class/WCMGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused Global Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-global-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Global Growth Fund (Institutional Class/WCMGX)	$56	1.05%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$495,067,431
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$1,936,205
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	5.4%
Amazon.com, Inc.	5.2%
3i Group PLC	4.3%
General Electric Co.	4.3%
Microsoft Corp.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NVIDIA Corp.	3.6%
AppLovin Corp. - Class A	3.6%
Datadog, Inc.	3.2%
Arthur J. Gallagher & Co.	3.2%
Asset Allocation
Country Allocation
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Focused Global Growth Fund, a newly created series of First Trust Series Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-global-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-global-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
Global Growth Fund
Investor Class/WFGGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused Global Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-global-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Global Growth Fund (Investor Class/WFGGX)	$70	1.30%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$495,067,431
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$1,936,205
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	5.4%
Amazon.com, Inc.	5.2%
3i Group PLC	4.3%
General Electric Co.	4.3%
Microsoft Corp.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NVIDIA Corp.	3.6%
AppLovin Corp. - Class A	3.6%
Datadog, Inc.	3.2%
Arthur J. Gallagher & Co.	3.2%
Asset Allocation
Country Allocation
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM Focused Global Growth Fund, a newly created series of First Trust Series Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-global-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-global-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
International Growth Fund
Institutional Class/WCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$54	1.03%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,990,906,032
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$78,523,315
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	7.2%
ICON PLC	4.5%
Ferrari N.V.	4.2%
ASM International N.V.	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Canadian Pacific Kansas City Ltd.	3.9%
AstraZeneca PLC	3.8%
Safran S.A.	3.7%
ASML Holding N.V.	3.5%
BAE Systems PLC	3.5%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-international-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
International Growth Fund
Investor Class/WCMRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$67	1.28%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,990,906,032
Total number of portfolio holdings	36
Total advisory fee paid/(reimbursed)	$78,523,315
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Novo Nordisk A/S - Class B	7.2%
ICON PLC	4.5%
Ferrari N.V.	4.2%
ASM International N.V.	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Canadian Pacific Kansas City Ltd.	3.9%
AstraZeneca PLC	3.8%
Safran S.A.	3.7%
ASML Holding N.V.	3.5%
BAE Systems PLC	3.5%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-international-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
International Opportunities Fund
Institutional Class/WCMOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-opportunities-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$63	1.25%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,631,622
Total number of portfolio holdings	44
Total advisory fee paid/(reimbursed)	$71,085
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.8%
Saab A.B. - Class B	3.5%
ASM International N.V.	3.4%
Scout24 S.E.	3.3%
Novo Nordisk A/S - Class B	3.2%
Puig Brands S.A. - Class B	3.1%
NU Holdings Ltd. - Class A	3.1%
Celestica, Inc.	2.9%
Elastic N.V.	2.8%
D'ieteren Group	2.8%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-opportunities-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-international-opportunities-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
International Opportunities Fund
Investor Class/WCFOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-opportunities-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$75	1.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,631,622
Total number of portfolio holdings	44
Total advisory fee paid/(reimbursed)	$71,085
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.8%
Saab A.B. - Class B	3.5%
ASM International N.V.	3.4%
Scout24 S.E.	3.3%
Novo Nordisk A/S - Class B	3.2%
Puig Brands S.A. - Class B	3.1%
NU Holdings Ltd. - Class A	3.1%
Celestica, Inc.	2.9%
Elastic N.V.	2.8%
D'ieteren Group	2.8%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-opportunities-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-international-opportunities-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
International Value Fund
Institutional Class/WCMVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused International Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-value-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Value Fund (Institutional Class/WCMVX)	$69	1.33%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,039,707
Total number of portfolio holdings	49
Total advisory fee paid/(reimbursed)	$(81,120)
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Rolls-Royce Holdings PLC	4.9%
Celestica, Inc.	3.2%
UBS Group A.G.	3.1%
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	3.0%
D'ieteren Group	2.9%
Puig Brands S.A. - Class B	2.9%
Canadian Natural Resources Ltd.	2.8%
ICON PLC	2.8%
Deutsche Telekom A.G.	2.7%
Asset Allocation
Country Allocation
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses of the WCM Focused International Value Fund (the “Fund”) from 1.25% to 0.85% of the average daily net assets of the Fund’s Institutional Class shares.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-value-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-international-value-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Focused
International Value Fund
Investor Class/WLIVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Focused International Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/focused-international-value-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Value Fund (Investor Class/WLIVX)	$82	1.58%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,039,707
Total number of portfolio holdings	49
Total advisory fee paid/(reimbursed)	$(81,120)
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Rolls-Royce Holdings PLC	4.9%
Celestica, Inc.	3.2%
UBS Group A.G.	3.1%
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	3.0%
D'ieteren Group	2.9%
Puig Brands S.A. - Class B	2.9%
Canadian Natural Resources Ltd.	2.8%
ICON PLC	2.8%
Deutsche Telekom A.G.	2.7%
Asset Allocation
Country Allocation
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses of the WCM Focused International Value Fund (the “Fund”) from 1.50% to 1.10% of the average daily net assets of the Fund’s Investor Class shares.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/focused-international-value-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/focused-international-value-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM International Equity Fund
Institutional Class/WCMMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM International Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/international-equity-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Equity Fund (Institutional Class/WCMMX)	$42	0.85%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$86,401,080
Total number of portfolio holdings	40
Total advisory fee paid/(reimbursed)	$138,731
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
AstraZeneca PLC - ADR	4.9%
United Overseas Bank Ltd.	4.8%
Canadian National Railway Co.	4.0%
Iberdrola S.A.	3.9%
Compass Group PLC	3.8%
London Stock Exchange Group PLC	3.8%
HDFC Bank Ltd. - ADR	3.5%
Baker Hughes Co.	3.4%
Samsung Electronics Co., Ltd.	3.2%
Haleon PLC	3.1%
Asset Allocation
Country Allocation
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM International Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/international-equity-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/international-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM International Equity Fund
Investor Class/WESGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM International Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/international-equity-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Equity Fund (Investor Class/WESGX)	$55	1.10%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$86,401,080
Total number of portfolio holdings	40
Total advisory fee paid/(reimbursed)	$138,731
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
AstraZeneca PLC - ADR	4.9%
United Overseas Bank Ltd.	4.8%
Canadian National Railway Co.	4.0%
Iberdrola S.A.	3.9%
Compass Group PLC	3.8%
London Stock Exchange Group PLC	3.8%
HDFC Bank Ltd. - ADR	3.5%
Baker Hughes Co.	3.4%
Samsung Electronics Co., Ltd.	3.2%
Haleon PLC	3.1%
Asset Allocation
Country Allocation
Material Fund Changes
On April 29, 2024, based on the recommendation of the Fund’s investment advisor, WCM Investment Management, LLC (“WCM”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of the Fund into the First Trust WCM International Equity ETF, a newly created series of First Trust Exchange-Traded Fund (the “Reorganization”).  In anticipation of the Reorganization, the Fund’s Investor Class shares will be consolidated with the Fund’s Institutional Class shares on or about September 9, 2024.  The Reorganization of the Fund is currently expected to take effect in the fourth quarter of 2024.
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/international-equity-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/international-equity-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM International
Small Cap Growth Fund
Institutional class/WCMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/international-small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional class/WCMSX)	$63	1.25%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$294,904,421
Total number of portfolio holdings	67
Total advisory fee paid/(reimbursed)	$1,450,500
Portfolio turnover rate as of the end of the reporting period	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Scout24 S.E.	3.0%
Integral Corp.	2.8%
Exosens SAS	2.8%
Celestica, Inc.	2.3%
InPost S.A.	2.1%
Money Forward, Inc.	2.1%
Schibsted A.S.A. - Class A	2.1%
Kyoto Financial Group, Inc.	2.0%
M&A Research Institute Holdings, Inc.	2.0%
Baltic Classifieds Group PLC	2.0%
Asset Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/international-small-cap-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/international-small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Mid Cap Quality Value Fund
Institutional Class/WCMAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/mid-cap-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$51	1.00%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,033,722
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(126,900)
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.8%
Brown & Brown, Inc.	5.4%
Entegris, Inc.	4.6%
Element Solutions, Inc.	4.2%
CDW Corp.	4.2%
Booz Allen Hamilton Holding Corp.	3.9%
Molina Healthcare, Inc.	3.7%
PTC, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Masco Corp.	3.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/mid-cap-quality-value-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/mid-cap-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Mid Cap Quality Value Fund
Investor Class/WMIDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/mid-cap-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$64	1.25%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,033,722
Total number of portfolio holdings	34
Total advisory fee paid/(reimbursed)	$(126,900)
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.8%
Brown & Brown, Inc.	5.4%
Entegris, Inc.	4.6%
Element Solutions, Inc.	4.2%
CDW Corp.	4.2%
Booz Allen Hamilton Holding Corp.	3.9%
Molina Healthcare, Inc.	3.7%
PTC, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Masco Corp.	3.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/mid-cap-quality-value-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/mid-cap-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Quality
Dividend Growth Fund
Institutional Class/WCMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/quality-dividend-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Institutional Class/WCMYX)	$50	0.99%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,592,545
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$(96,969)
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Unilever PLC - ADR	3.8%
General Dynamics Corp.	3.7%
Amgen, Inc.	3.3%
Entergy Corp.	3.2%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	3.2%
Verizon Communications, Inc.	3.2%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Cullen/Frost Bankers, Inc.	3.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/quality-dividend-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/quality-dividend-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Quality
Dividend Growth Fund
Investor Class/WQDGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/quality-dividend-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Investor Class/WQDGX)	$63	1.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,592,545
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$(96,969)
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Unilever PLC - ADR	3.8%
General Dynamics Corp.	3.7%
Amgen, Inc.	3.3%
Entergy Corp.	3.2%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	3.2%
Verizon Communications, Inc.	3.2%
Texas Instruments, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Cullen/Frost Bankers, Inc.	3.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/quality-dividend-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/quality-dividend-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Small Cap Growth Fund
Institutional Class/WCMLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$49	0.99%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,637,746
Total number of portfolio holdings	69
Total advisory fee paid/(reimbursed)	$50,813
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Casey's General Stores, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.3%
Casella Waste Systems, Inc. - Class A	2.2%
Appfolio, Inc. - Class A	2.2%
MACOM Technology Solutions Holdings, Inc.	2.2%
Rambus, Inc.	2.2%
Tetra Tech, Inc.	2.0%
WEX, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
John Bean Technologies Corp.	2.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/small-cap-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM Small Cap Growth Fund
Investor Class/WCMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$62	1.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,637,746
Total number of portfolio holdings	69
Total advisory fee paid/(reimbursed)	$50,813
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Casey's General Stores, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.3%
Casella Waste Systems, Inc. - Class A	2.2%
Appfolio, Inc. - Class A	2.2%
MACOM Technology Solutions Holdings, Inc.	2.2%
Rambus, Inc.	2.2%
Tetra Tech, Inc.	2.0%
WEX, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
John Bean Technologies Corp.	2.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/small-cap-growth-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/small-cap-growth-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM SMID Quality Value Fund
Institutional Class/WCMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/smid-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$49	0.94%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,485,624
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$118,682
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.2%
EMCOR Group, Inc.	4.5%
Brown & Brown, Inc.	4.2%
Element Solutions, Inc.	4.0%
Verra Mobility Corp.	4.0%
Entegris, Inc.	3.8%
API Group Corp.	3.5%
Jones Lang LaSalle, Inc.	3.3%
Booz Allen Hamilton Holding Corp.	2.9%
MKS Instruments, Inc.	2.9%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/smid-quality-value-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/smid-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

WCM SMID Quality Value Fund
Investor Class/WCMJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wcminvestfunds.com/smid-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$61	1.19%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,485,624
Total number of portfolio holdings	38
Total advisory fee paid/(reimbursed)	$118,682
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.2%
EMCOR Group, Inc.	4.5%
Brown & Brown, Inc.	4.2%
Element Solutions, Inc.	4.0%
Verra Mobility Corp.	4.0%
Entegris, Inc.	3.8%
API Group Corp.	3.5%
Jones Lang LaSalle, Inc.	3.3%
Booz Allen Hamilton Holding Corp.	2.9%
MKS Instruments, Inc.	2.9%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvestfunds.com/smid-quality-value-fund or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvestfunds.com/smid-quality-value-fund. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Natixis Distribution, LLC serves as the Fund's distributor.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Developing World Equity Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM International Equity Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

WCM Focused Emerging Markets ex China Fund

Investor Class Shares – WCFEX

Institutional Class Shares – WCMWX

WCM Quality Dividend Growth Fund

Investor Class Shares – WQDGX

Institutional Class Shares – WCMYX

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights

Schedule of Investments

WCM Focused International Growth Fund	1
WCM Focused Emerging Markets Fund	4
WCM Focused Global Growth Fund	7
WCM International Small Cap Growth Fund	9
WCM Small Cap Growth Fund	13
WCM SMID Quality Value Fund	16
WCM China Quality Growth Fund	18
WCM Developing World Equity Fund	20
WCM International Equity Fund	23
WCM Focused International Value Fund	26
WCM Focused International Opportunities Fund	29
WCM Mid Cap Quality Value Fund	32
WCM Focused Emerging Markets ex China Fund	34
WCM Quality Dividend Growth Fund	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	ARGENTINA — 2.7%
310,971	MercadoLibre, Inc.*	$511,049,741

	AUSTRALIA — 2.9%
3,115,045	Atlassian Corp. - Class A*	550,989,160

	BERMUDA — 3.1%
5,746,043	Arch Capital Group Ltd.*	579,718,278

	BRAZIL — 2.6%
38,303,010	NU Holdings Ltd. - Class A*	493,725,799

	CANADA — 8.8%
10,126,614	Canadian Natural Resources Ltd.	360,697,244
9,493,963	Canadian Pacific Kansas City Ltd.	747,459,707
684,062	Thomson Reuters Corp.	115,307,023
2,591,907	Waste Connections, Inc.	454,516,812
		1,677,980,786

	DENMARK — 7.2%
9,413,041	Novo Nordisk A/S - Class B	1,359,260,476

	FRANCE — 10.2%
893,868	L’Oreal S.A.	392,515,071
560,461	LVMH Moet Hennessy Louis Vuitton S.E.	428,298,318
3,352,752	Safran S.A.	708,752,672
1,715,319	Schneider Electric S.E.	412,021,902
		1,941,587,963

	INDIA — 2.8%
18,324,455	ICICI Bank Ltd. - ADR	527,927,548

	IRELAND — 11.3%
1,448,448	Aon PLC - Class A	425,235,364
9,636,043	Experian PLC	448,975,534
2,714,417	ICON PLC*	850,888,297
1,922,155	STERIS PLC	421,989,908
		2,147,089,103

	ISRAEL — 2.1%
1,641,464	Monday.com Ltd.*	395,198,873

	ITALY — 4.2%
1,947,903	Ferrari N.V.	794,138,651

1

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 10.1%
392,051	Adyen N.V.*	$467,371,143
1,024,855	ASM International N.V.	781,207,741
657,724	ASML Holding N.V.	672,674,067
		1,921,252,951

	SINGAPORE — 2.6%
6,971,359	Sea Ltd. - ADR*	497,894,460

	SOUTH KOREA — 2.3%
20,882,946	Coupang, Inc.*	437,497,719

	SWEDEN — 2.2%
1,318,965	Spotify Technology S.A.*	413,878,027

	SWITZERLAND — 1.9%
12,442,004	UBS Group A.G.	366,267,118

	TAIWAN — 4.1%
26,013,000	Taiwan Semiconductor Manufacturing Co., Ltd.	774,580,645

	UNITED KINGDOM — 16.1%
11,137,459	3i Group PLC	431,645,169
4,671,882	AstraZeneca PLC	729,689,976
39,488,806	BAE Systems PLC	658,895,512
12,044,473	Compass Group PLC	328,859,331
2,744,659	Ferguson PLC	528,566,298
879,305	Linde PLC	385,847,827
		3,063,504,113

	UNITED STATES — 0.9%
944,053	EPAM Systems, Inc.*	177,585,810
	TOTAL COMMON STOCKS
	(Cost $13,455,157,360)	18,631,127,221

2

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.1%
$402,413,397	UMB Bank, Money Market Special II, 5.18%[1]	$402,413,397
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $402,413,397)	402,413,397

	TOTAL INVESTMENTS — 100.2%
	(Cost $13,857,570,757)	19,033,540,618
	Liabilities in Excess of Other Assets — (0.2)%	(42,634,586)
	TOTAL NET ASSETS — 100.0%	$18,990,906,032

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	ARGENTINA — 2.8%
687,010	Despegar.com Corp.*	$9,089,142
106,740	Globant S.A.*	19,027,473
		28,116,615

	BRAZIL — 12.6%
1,402,104	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	18,803,910
2,672,000	Embraer S.A.*	17,279,262
3,539,700	GPS Participacoes e Empreendimentos S.A.	10,916,518
2,207,579	Localiza Rent a Car S.A.	16,586,164
3,564,444	NU Holdings Ltd. - Class A*	45,945,683
3,164,000	TOTVS S.A.	17,223,399
		126,754,936

	CANADA — 4.1%
714,063	Celestica, Inc.*	40,937,232

	CHINA — 9.6%
1,095,944	Full Truck Alliance Co., Ltd. - ADR	8,811,390
693,123	Kanzhun Ltd. - ADR	13,037,644
52,900	Kweichow Moutai Co., Ltd. - Class A	10,683,163
8,154,000	Li Ning Co., Ltd.*	17,646,413
2,347,120	Shenzhou International Group Holdings Ltd.	22,977,977
8,358,000	TravelSky Technology Ltd. - Class H	9,803,854
284,222	Trip.com Group Ltd. - ADR*	13,358,434
		96,318,875

	HONG KONG — 3.3%
2,319,246	AIA Group Ltd.	15,740,615
1,539,385	Techtronic Industries Co., Ltd.	17,583,735
		33,324,350

	INDIA — 13.7%
6,852,416	Bharat Electronics Ltd.	25,137,509
417,606	Divi’s Laboratories Ltd.	23,019,099
2,312,335	ICICI Bank Ltd.	33,264,903
1,191,036	Intellect Design Arena Ltd.	15,255,830
1,072,855	Kotak Mahindra Bank Ltd.	23,190,780
7,189,254	Zomato Ltd.*	17,291,282
		137,159,403

	INDONESIA — 3.7%
38,855,975	Bank Central Asia Tbk P.T.	23,550,873
36,161,900	Bank Mandiri Persero Tbk P.T.	13,581,416
		37,132,289

4

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KAZAKSTAN — 1.3%
97,872	Kaspi.KZ JSC - ADR	$12,626,467

	MEXICO — 4.4%
821,834	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	12,855,559
1,896,400	Qualitas Controladora S.A.B. de C.V.	19,273,934
3,400,289	Wal-Mart de Mexico S.A.B. de C.V.	11,571,576
		43,701,069

	PERU — 2.2%
136,725	Credicorp Ltd.	22,057,844

	POLAND — 2.6%
1,106,270	Allegro.eu S.A.*	10,360,031
903,176	InPost S.A.*	15,920,194
		26,280,225

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[1]	—

	SAUDI ARABIA — 2.1%
307,647	Bupa Arabia for Cooperative Insurance Co.	21,075,082

	SINGAPORE — 4.9%
5,540,516	Grab Holdings Ltd. - Class A*	19,668,832
414,907	Sea Ltd. - ADR*	29,632,658
		49,301,490

	SOUTH AFRICA — 7.3%
158,488	Capitec Bank Holdings Ltd.	22,901,480
257,562	Naspers Ltd. - N Shares	50,499,638
		73,401,118

	SOUTH KOREA — 5.4%
848,472	Coupang, Inc.*	17,775,488
211,656	SK Hynix, Inc.	36,365,161
		54,140,649

	TAIWAN — 18.6%
358,629	Airtac International Group	10,921,981
709,000	Jentech Precision Industrial Co., Ltd.	26,225,668
560,566	MediaTek, Inc.	24,191,002

5

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
4,225,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$125,806,452
		187,145,103
	TOTAL COMMON STOCKS
	(Cost $886,591,681)	989,472,747
	RIGHTS — 0.0%
	BRAZIL — 0.0%
22,306	Localiza Rent a Car S.A. (Expires 8/07/2024)*	35,912
	TOTAL RIGHTS
	(Cost $0)	35,912

Principal Amount
	BANK DEPOSIT INVESTMENTS — 1.6%
$15,597,482	UMB Bank, Money Market Special II, 5.18%[2]	15,597,482
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $15,597,482)	15,597,482

	TOTAL INVESTMENTS — 100.2%
	(Cost $902,189,163)	1,005,106,141
	Liabilities in Excess of Other Assets — (0.2)%	(1,781,807)
	TOTAL NET ASSETS — 100.0%	$1,003,324,334

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	CANADA — 5.8%
184,885	Canadian Pacific Kansas City Ltd.	$14,555,996
80,067	Waste Connections, Inc.	14,040,549
		28,596,545

	DENMARK — 5.4%
183,609	Novo Nordisk A/S - Class B	26,513,478

	FRANCE — 2.2%
14,490	LVMH Moet Hennessy Louis Vuitton S.E.	11,073,103

	INDIA — 2.7%
467,598	ICICI Bank Ltd. - ADR	13,471,498

	ITALY — 1.8%
21,702	Ferrari N.V.	8,847,667

	NETHERLANDS — 2.0%
8,466	Adyen N.V.*	10,092,473

	SPAIN — 1.9%
339,467	Puig Brands S.A. - Class B*	9,488,208

	SWEDEN — 2.2%
458,058	Saab A.B. - Class B	11,020,360

	TAIWAN — 3.8%
632,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,818,859

	UNITED KINGDOM — 10.1%
543,922	3i Group PLC	21,080,329
100,043	AstraZeneca PLC	15,625,475
30,290	Linde PLC	13,291,555
		49,997,359

	UNITED STATES — 60.1%
133,412	Amazon.com, Inc.*	25,781,869
215,474	AppLovin Corp. - Class A*	17,931,746
34,665	Arista Networks, Inc.*	12,149,389
60,632	Arthur J. Gallagher & Co.	15,722,484
96,728	Booz Allen Hamilton Holding Corp.	14,886,439
170,858	Corteva, Inc.	9,216,081
121,522	Datadog, Inc.*	15,760,188
115,254	Entegris, Inc.	15,605,392

7

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
104,578	Floor & Decor Holdings, Inc. - Class A*	$10,396,099
33,138	GE Vernova, Inc.*	5,683,498
132,554	General Electric Co.	21,072,109
0[1]	GRAIL, Inc.*	5
74,720	Illumina, Inc.*	7,799,274
29,716	Intuitive Surgical, Inc.*	13,219,163
37,228	LPL Financial Holdings, Inc.	10,397,780
25,457	McKesson Corp.	14,867,906
44,506	Microsoft Corp.	19,891,957
145,458	NVIDIA Corp.	17,969,881
49,126	Old Dominion Freight Line, Inc.	8,675,652
23,188	Thermo Fisher Scientific, Inc.	12,822,964
28,068	UnitedHealth Group, Inc.	14,293,910
50,082	Visa, Inc. - Class A	13,145,023
		297,288,809
	TOTAL COMMON STOCKS
	(Cost $363,631,581)	485,208,359
	SHORT-TERM INVESTMENTS — 2.0%
9,676,580	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%[2]	9,676,580
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,676,580)	9,676,580

	TOTAL INVESTMENTS — 100.0%
	(Cost $373,308,161)	494,884,939
	Other Assets in Excess of Liabilities — 0.0%	182,492
	TOTAL NET ASSETS — 100.0%	$495,067,431

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Amount represents less than 0.5 shares.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

8

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	ARGENTINA — 3.4%
344,550	Despegar.com Corp.*	$4,558,396
30,710	Globant S.A.*	5,474,365
		10,032,761

	AUSTRALIA — 1.4%
136,454	HUB24, Ltd.	4,237,447

	BELGIUM — 1.8%
24,790	D’ieteren Group	5,259,048

	BRAZIL — 5.4%
343,168	CI&T, Inc. - Class A*	1,784,474
626,700	Embraer S.A.*	4,052,737
895,600	GPS Participacoes e Empreendimentos S.A.	2,762,051
1,380,910	Grupo SBF S.A.	2,964,333
725,139	Inter & Co., Inc. - Class A	4,459,605
		16,023,200

	CANADA — 7.4%
48,795	Cargojet, Inc.	4,993,275
120,737	Celestica, Inc.*	6,921,852
111,590	Docebo, Inc.*	4,309,115
295,808	PrairieSky Royalty, Ltd.	5,621,671
		21,845,913

	CHINA — 2.3%
1,566,000	Li Ning Co., Ltd.*	3,389,046
2,832,000	TravelSky Technology Ltd. - Class H	3,321,909
		6,710,955

	CYPRUS — 1.0%
223,281	Theon International PLC*	3,055,827

	DENMARK — 1.5%
200,195	ALK-Abello A/S*	4,401,249

	FINLAND — 1.1%
247,216	Amer Sports, Inc.*	3,107,505

	FRANCE — 5.9%
361,661	Exosens SAS*	8,214,639
40,359	Gaztransport Et Technigaz S.A.	5,268,539
9

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
35,985	SOITEC*	$4,015,461
		17,498,639

	GERMANY — 4.0%
121,422	Delivery Hero S.E.*	2,880,164
118,441	Scout24 S.E.	9,030,841
		11,911,005

	INDIA — 3.6%
1,231,382	Muthoot Microfin, Ltd.*	3,548,507
220,883	PB Fintech, Ltd.*	3,701,139
514,498	UPL, Ltd.	3,522,125
		10,771,771

	INDONESIA — 1.4%
26,207,500	Bank Syariah Indonesia Tbk P.T.	4,193,200

	JAPAN — 15.8%
256,000	Integral Corp.	8,226,241
168,960	Japan Elevator Service Holdings Co., Ltd.	2,714,660
121,500	Jeol, Ltd.	5,488,607
340,500	Kyoto Financial Group, Inc.	6,040,071
235,100	M&A Research Institute Holdings, Inc.*	5,866,906
185,500	Money Forward, Inc.*	6,220,228
287,600	Plus Alpha Consulting Co., Ltd.	3,390,995
449,700	Rakus Co., Ltd.	5,820,749
63,700	Visional, Inc.*	2,842,725
		46,611,182

	MEXICO — 4.3%
580,710	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	3,693,316
346,193	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,936,065
760,767	Prologis Property Mexico S.A. de C.V. - REIT	2,485,850
352,200	Qualitas Controladora S.A.B. de C.V.	3,579,561
		12,694,792

	NETHERLANDS — 3.1%
44,338	Elastic N.V.*	5,050,541
165,245	Fugro N.V.	3,992,212
		9,042,753

	NORWAY — 3.6%
54,611	Kongsberg Gruppen A.S.A.	4,449,899

10

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY (Continued)
209,974	Schibsted A.S.A. - Class A	$6,198,727
		10,648,626

	POLAND — 2.1%
353,934	InPost S.A.*	6,238,760

	SAUDI ARABIA — 1.3%
117,687	Aldrees Petroleum and Transport Services Co.	3,833,392

	SOUTH KOREA — 1.7%
102,889	Hana Materials, Inc.	4,888,442

	SWEDEN — 7.9%
304,675	Beijer Ref A.B.	4,699,912
685,482	Fortnox A.B.	4,137,856
183,662	Hemnet Group A.B.	5,548,502
220,404	Munters Group A.B.	4,154,799
196,067	Saab A.B. - Class B	4,717,151
		23,258,220

	SWITZERLAND — 2.0%
468,293	Global Blue Group Holding A.G.*	2,257,172
235,853	Medmix A.G.[1]	3,564,701
		5,821,873

	TAIWAN — 1.9%
148,000	Jentech Precision Industrial Co., Ltd.	5,474,469

	UNITED KINGDOM — 11.3%
110,331	Ashtead Technology Holdings PLC	1,059,936
1,927,657	Baltic Classifieds Group PLC	5,848,030
2,428,066	Deliveroo PLC*	4,017,619
83,205	Diploma PLC	4,362,715
33,722	Games Workshop Group PLC	4,548,271
1,625,380	Trustpilot Group PLC*	4,417,352
617,889	Wise PLC - Class A*	5,322,859
133,614	Wizz Air Holdings PLC*	3,776,525
		33,353,307

	UNITED STATES — 1.9%
409,849	Life360, Inc.*	4,475,803
36,219	Life360, Inc.*	1,173,133
		5,648,936

11

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.7%
972,172	FPT Corp.	$4,984,027
	TOTAL COMMON STOCKS
	(Cost $265,710,337)	291,547,299
	SHORT-TERM INVESTMENTS — 1.6%
4,607,305	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%[2]	4,607,305
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,607,305)	4,607,305

	TOTAL INVESTMENTS — 100.4%
	(Cost $270,317,642)	296,154,604
	Liabilities in Excess of Other Assets — (0.4)%	(1,250,183)
	TOTAL NET ASSETS — 100.0%	$294,904,421

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,564,701, which represents 1.21% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	COMMUNICATIONS — 1.4%
12,066	IAC, Inc.*	$565,292
	CONSUMER DISCRETIONARY — 11.7%
8,301	Beacon Roofing Supply, Inc.*	751,241
5,552	Boot Barn Holdings, Inc.*	715,819
18,706	Caesars Entertainment, Inc.*	743,376
26,045	First Watch Restaurant Group, Inc.*	457,350
5,715	Freshpet, Inc.*	739,464
9,798	Planet Fitness, Inc. - Class A*	721,035
3,569	Texas Roadhouse, Inc.	612,833
		4,741,118

	CONSUMER STAPLES — 5.2%
2,501	Casey’s General Stores, Inc.	954,282
4,329	Five Below, Inc.*	471,731
10,422	Performance Food Group Co.*	688,998
		2,115,011

	ENERGY — 1.8%
12,580	Matador Resources Co.	749,768

	FINANCIALS — 12.5%
5,746	Euronet Worldwide, Inc.*	594,711
3,835	Evercore, Inc. - Class A	799,329
7,179	FTAI Aviation Ltd.	741,088
3,093	Primerica, Inc.	731,742
10,264	Shift4 Payments, Inc. - Class A*	752,865
10,004	Western Alliance Bancorp	628,451
4,628	WEX, Inc.*	819,804
		5,067,990

	HEALTH CARE — 16.8%
12,330	ACADIA Pharmaceuticals, Inc.*	200,362
9,998	Arrowhead Pharmaceuticals, Inc.*	259,848
9,093	AtriCure, Inc.*	207,048
4,892	Axsome Therapeutics, Inc.*	393,806
10,444	Azenta, Inc.*	549,563
7,582	Bridgebio Pharma, Inc.*	192,052
3,564	Cytokinetics, Inc.*	193,098
2,720	Glaukos Corp.*	321,912
12,578	Halozyme Therapeutics, Inc.*	658,584
7,546	Immunovant, Inc.*	199,214
4,793	Insmed, Inc.*	321,131
5,604	iRhythm Technologies, Inc.*	603,215

13

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
5,166	Keros Therapeutics, Inc.*	$236,086
3,709	Lantheus Holdings, Inc.*	297,796
4,869	Natera, Inc.*	527,264
2,583	Repligen Corp.*	325,613
13,345	Rocket Pharmaceuticals, Inc.*	287,318
21,347	Surgery Partners, Inc.*	507,845
6,021	Ultragenyx Pharmaceutical, Inc.*	247,463
4,088	Vaxcyte, Inc.*	308,685
		6,837,903

	INDUSTRIALS — 20.8%
4,883	Applied Industrial Technologies, Inc.	947,302
9,136	Casella Waste Systems, Inc. - Class A*	906,474
8,063	CBIZ, Inc.*	597,468
16,643	Cognex Corp.	778,227
1,940	Comfort Systems USA, Inc.	589,993
19,653	CryoPort, Inc.*	135,802
8,433	John Bean Technologies Corp.	800,882
19,361	Mercury Systems, Inc.*	522,553
4,334	Regal Rexnord Corp.	586,043
1,068	Saia, Inc.*	506,542
4,041	Tetra Tech, Inc.	826,304
8,189	Timken Co.	656,185
16,230	WillScot Mobile Mini Holdings Corp.*	610,897
		8,464,672

	MATERIALS — 3.4%
18,252	Avient Corp.	796,700
7,752	Trex Co., Inc.*	574,578
		1,371,278

	REAL ESTATE — 1.5%
3,653	EastGroup Properties, Inc. - REIT	621,375

	TECHNOLOGY — 21.5%
20,559	ACI Worldwide, Inc.*	813,931
3,682	Appfolio, Inc. - Class A*	900,507
9,395	BILL Holdings, Inc.*	494,365
13,854	Braze, Inc. - Class A*	538,089
1,674	Fabrinet*	409,779
13,039	Five9, Inc.*	575,020
7,934	MACOM Technology Solutions Holdings, Inc.*	884,403
8,063	Power Integrations, Inc.	565,942
14,891	Rambus, Inc.*	874,995

14

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
4,762	Science Applications International Corp.	$559,773
16,905	Smartsheet, Inc. - Class A*	745,172
4,196	SPS Commerce, Inc.*	789,519
10,735	WNS Holdings Ltd.*	563,588
		8,715,083
	TOTAL COMMON STOCKS
	(Cost $35,712,050)	39,249,490
	SHORT-TERM INVESTMENTS — 0.9%
368,211	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%[1]	368,211
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $368,211)	368,211

	TOTAL INVESTMENTS — 97.5%
	(Cost $36,080,261)	39,617,701
	Other Assets in Excess of Liabilities — 2.5%	1,020,045
	TOTAL NET ASSETS — 100.0%	$40,637,746

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

15

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	COMMUNICATIONS — 5.2%
26,600	GoDaddy, Inc. - Class A*	$3,716,286

	CONSUMER DISCRETIONARY — 15.3%
21,800	Beacon Roofing Supply, Inc.*	1,972,900
21,800	CarMax, Inc.*	1,598,812
14,400	Dorman Products, Inc.*	1,317,312
24,900	Masco Corp.	1,660,083
3,500	Pool Corp.	1,075,655
25,200	Wyndham Hotels & Resorts, Inc.	1,864,800
37,800	YETI Holdings, Inc.*	1,442,070
		10,931,632

	CONSUMER STAPLES — 5.9%
83,700	Grocery Outlet Holding Corp.*	1,851,444
10,300	Inter Parfums, Inc.	1,195,109
6,100	Lancaster Colony Corp.	1,152,717
		4,199,270

	FINANCIALS — 8.1%
34,000	Brown & Brown, Inc.	3,039,940
6,500	Enstar Group Ltd.*	1,987,050
415	White Mountains Insurance Group Ltd.	754,241
		5,781,231

	HEALTH CARE — 8.1%
15,600	Addus HomeCare Corp.*	1,811,316
16,200	Ensign Group, Inc.	2,003,778
16,500	ICU Medical, Inc.*	1,959,375
		5,774,469

	INDUSTRIALS — 26.1%
30,400	AMN Healthcare Services, Inc.*	1,557,392
65,500	API Group Corp.*	2,464,765
32,500	AZEK Co., Inc.*	1,369,225
8,700	EMCOR Group, Inc.	3,176,196
20,900	Graco, Inc.	1,656,952
108,900	Hayward Holdings, Inc.*	1,339,470
10,200	Landstar System, Inc.	1,881,696
78,900	R1 RCM, Inc.*	990,984
10,700	SiteOne Landscape Supply, Inc.*	1,299,087
5,700	Tetra Tech, Inc.	1,165,536
3,750	Watsco, Inc.	1,737,150
		18,638,453

16

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 6.7%
20,700	Ashland, Inc.	$1,955,943
105,700	Element Solutions, Inc.	2,866,584
		4,822,527

	REAL ESTATE — 3.3%
11,700	Jones Lang LaSalle, Inc.*	2,401,776

	TECHNOLOGY — 18.8%
13,600	Booz Allen Hamilton Holding Corp.	2,093,040
20,300	Entegris, Inc.	2,748,620
15,800	MKS Instruments, Inc.	2,063,164
11,300	PTC, Inc.*	2,052,871
103,800	Verra Mobility Corp.*	2,823,360
5,300	Zebra Technologies Corp. - Class A*	1,637,329
		13,418,384
	TOTAL COMMON STOCKS
	(Cost $48,575,889)	69,684,028
	SHORT-TERM INVESTMENTS — 2.6%
1,851,187	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%[1]	1,851,187
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,851,187)	1,851,187

	TOTAL INVESTMENTS — 100.1%
	(Cost $50,427,076)	71,535,215
	Liabilities in Excess of Other Assets — (0.1)%	(49,591)
	TOTAL NET ASSETS — 100.0%	$71,485,624

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

17

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	CHINA — 74.2%
5,750	Cloud Music, Inc.*	$74,000
6,570	Full Truck Alliance Co., Ltd. - ADR	52,823
18,800	Fuyao Glass Industry Group Co., Ltd. - Class H	109,178
17,200	Hangzhou Oxygen Plant Group Co., Ltd. - Class A	52,669
7,500	Huali Industrial Group Co., Ltd. - Class A	62,809
2,757	Kanzhun Ltd. - ADR	51,859
500	Kweichow Moutai Co., Ltd. - Class A	100,975
37,000	Li Ning Co., Ltd.*	80,073
23,700	NARI Technology Co., Ltd. - Class A	81,413
537	PDD Holdings, Inc. - ADR*	71,394
16,859	Qingdao Haier Biomedical Co., Ltd. - Class A	86,312
24,557	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	39,407
36,400	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	53,652
9,600	Shenzhen Inovance Technology Co., Ltd. - Class A	67,778
2,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	80,073
13,400	Shenzhou International Group Holdings Ltd.	131,184
7,400	Sieyuan Electric Co., Ltd. - Class A	68,132
6,050	Tencent Holdings Ltd.	288,512
44,000	TravelSky Technology Ltd. - Class H	51,612
1,579	Trip.com Group Ltd. - ADR*	74,213
32,000	Warom Technology, Inc. Co. - Class A	97,373
44,000	Yadea Group Holdings Ltd.	55,612
28,600	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	79,037
		1,910,090

	HONG KONG — 8.2%
12,151	AIA Group Ltd.	82,469
1,900	Hong Kong Exchanges & Clearing Ltd.	60,875
6,028	Techtronic Industries Co., Ltd.	68,855
		212,199

	NETHERLANDS — 5.7%
20,469	Prosus N.V. - ADR	146,149

	TAIWAN — 8.2%
2,104	Airtac International Group	64,077
5,000	Allied Supreme Corp.	65,502
1,896	MediaTek, Inc.	81,821
		211,400
	TOTAL COMMON STOCKS
	(Cost $2,679,322)	2,479,838

18

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 4.3%
$110,116	UMB Bank, Money Market Special II, 5.18%[1]	$110,116
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $110,116)	110,116

	TOTAL INVESTMENTS — 100.6%
	(Cost $2,789,438)	2,589,954
	Liabilities in Excess of Other Assets — (0.6)%	(15,172)
	TOTAL NET ASSETS — 100.0%	$2,574,782

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

19

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	ARGENTINA — 3.3%
36	MercadoLibre, Inc.*	$59,162

	BRAZIL — 7.1%
47,300	Hapvida Participacoes e Investimentos S.A.*	32,407
9,400	Rumo S.A.	34,842
10,700	TOTVS S.A.	58,246
		125,495

	CANADA — 3.9%
450	Canadian Pacific Kansas City Ltd.	35,438
2,540	Ivanhoe Mines Ltd. - Class A*	32,769
		68,207

	CHINA — 6.0%
4,800	Shenzhou International Group Holdings Ltd.	46,991
1,242	Tencent Holdings Ltd.	59,229
		106,220

	HONG KONG — 7.3%
11,814	AIA Group Ltd.	80,181
1,500	Hong Kong Exchanges & Clearing Ltd.	48,059
		128,240

	HUNGARY — 3.0%
2,045	Richter Gedeon Nyrt	53,120

	INDIA — 8.9%
1,254	HDFC Bank Ltd. - ADR	80,670
1,629	ICICI Bank Ltd. - ADR	46,931
654	Tata Consultancy Services Ltd.	30,620
		158,221

	INDONESIA — 3.5%
34,030	Bank Central Asia Tbk P.T.	20,626
217,932	Telkom Indonesia Persero Tbk P.T.	41,656
		62,282

	JAPAN — 2.9%
8,000	Nippon Paint Holdings Co., Ltd.	52,110

	MALAYSIA — 3.1%
41,600	IHH Healthcare Bhd	55,555

20

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 5.5%
3,485	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$54,514
17,281	Megacable Holdings S.A.B. de C.V.	43,432
		97,946

	NETHERLANDS — 2.4%
35	Adyen N.V.*	41,724

	PERU — 3.2%
355	Credicorp Ltd.	57,272

	SINGAPORE — 4.7%
3,577	United Overseas Bank Ltd.	82,646

	SOUTH AFRICA — 3.7%
2,778	Bid Corp. Ltd.	64,873

	SOUTH KOREA — 7.8%
2,320	Coupang, Inc.*	48,604
1,503	Samsung Electronics Co., Ltd.	88,990
		137,594

	SWEDEN — 2.9%
2,604	Epiroc A.B. - Class A	51,962

	TAIWAN — 8.4%
10,304	Feng TAY Enterprise Co., Ltd.	49,231
3,330	Taiwan Semiconductor Manufacturing Co., Ltd.	99,156
		148,387

	UNITED KINGDOM — 5.1%
361	AstraZeneca PLC	56,384
1,199	Wizz Air Holdings PLC*	33,889
		90,273

	UNITED STATES — 5.6%
1,632	Baker Hughes Co.	57,398
362	Exxon Mobil Corp.	41,673
		99,071
	TOTAL COMMON STOCKS
	(Cost $1,603,029)	1,740,360

21

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.7%
$47,603	UMB Bank, Money Market Special II, 5.18%[1]	$47,603
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $47,603)	47,603

	TOTAL INVESTMENTS — 101.0%
	(Cost $1,650,632)	1,787,963
	Liabilities in Excess of Other Assets — (1.0)%	(17,740)
	TOTAL NET ASSETS — 100.0%	$1,770,223

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

22

WCM International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	ARGENTINA — 1.5%
790	MercadoLibre, Inc.*	$1,298,286

	CANADA — 7.2%
29,000	Canadian National Railway Co.	3,426,752
8,990	Intact Financial Corp.	1,498,290
100,500	Ivanhoe Mines Ltd. - Class A*	1,296,561
		6,221,603

	DENMARK — 2.0%
12,020	Novo Nordisk A/S - Class B	1,735,710

	FRANCE — 3.2%
10,550	Airbus S.E.	1,449,071
7,830	Sartorius Stedim Biotech	1,285,435
		2,734,506

	GERMANY — 3.7%
38,720	Hensoldt A.G.	1,423,908
30,400	Siemens Healthineers A.G.	1,751,467
		3,175,375

	HONG KONG — 2.6%
332,080	AIA Group Ltd.	2,253,812

	INDIA — 3.5%
46,990	HDFC Bank Ltd. - ADR	3,022,867

	INDONESIA — 1.2%
5,312,800	Telkom Indonesia Persero Tbk P.T.	1,015,515

	IRELAND — 4.6%
5,710	Accenture PLC - Class A	1,732,471
7,680	Aon PLC - Class A	2,254,694
		3,987,165

	JAPAN — 6.3%
39,735	GMO Payment Gateway, Inc.	2,186,425
136,900	MonotaRO Co., Ltd.	1,609,037
259,700	Nippon Paint Holdings Co., Ltd.	1,691,625
		5,487,087

	MEXICO — 3.2%
82,500	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	1,290,508

23

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
590,030	Megacable Holdings S.A.B. de C.V.	$1,482,896
		2,773,404

	NETHERLANDS — 2.6%
1,900	Adyen N.V.*	2,265,025

	PERU — 2.5%
13,440	Credicorp Ltd.	2,168,275

	SINGAPORE — 4.8%
179,013	United Overseas Bank Ltd.	4,136,045

	SOUTH KOREA — 3.2%
46,850	Samsung Electronics Co., Ltd.	2,773,901

	SPAIN — 3.9%
257,025	Iberdrola S.A.	3,334,609

	SWEDEN — 2.3%
100,000	Epiroc A.B. - Class A	1,995,471

	SWITZERLAND — 2.3%
21,920	Alcon, Inc.	1,952,634

	TAIWAN — 1.3%
242,960	Feng TAY Enterprise Co., Ltd.	1,160,822

	UNITED KINGDOM — 23.9%
54,600	AstraZeneca PLC - ADR	4,258,254
121,360	Compass Group PLC	3,313,584
86,550	GSK PLC	1,673,344
649,000	Haleon PLC	2,646,535
27,350	London Stock Exchange Group PLC	3,249,779
128,770	Persimmon PLC	2,200,696
14,710	Spirax Group PLC	1,576,802
205,337	Wise PLC - Class A*	1,768,893
		20,687,887

	UNITED STATES — 11.1%
83,770	Baker Hughes Co.	2,946,191
17,850	Exxon Mobil Corp.	2,054,892
5,950	Mastercard, Inc. - Class A	2,624,902

24

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
25,550	NIKE, Inc. - Class B	$1,925,703
		9,551,688
	TOTAL COMMON STOCKS
	(Cost $77,096,313)	83,731,687
	SHORT-TERM INVESTMENTS — 4.7%
4,063,318	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%[1]	4,063,318
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,063,318)	4,063,318

	TOTAL INVESTMENTS — 101.6%
	(Cost $81,159,631)	87,795,005
	Liabilities in Excess of Other Assets — (1.6)%	(1,393,925)
	TOTAL NET ASSETS — 100.0%	$86,401,080

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

25

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	BELGIUM — 4.2%
1,250	D’ieteren Group	$265,180
1,620	KBC Group N.V.	114,326
		379,506

	BRAZIL — 1.6%
11,200	NU Holdings Ltd. - Class A*	144,368

	CANADA — 12.4%
4,390	Brookfield Corp.	182,361
7,000	Canadian Natural Resources Ltd.	249,200
5,100	Celestica, Inc.*	292,383
2,000	CGI, Inc.*	199,620
1,350	TFI International, Inc.	195,966
		1,119,530

	CHINA — 3.4%
1,130	Baidu, Inc. - ADR*	97,722
1,130	NetEase, Inc. - ADR	108,006
27,000	WuXi AppTec Co., Ltd. - Class H	100,959
		306,687

	FRANCE — 3.3%
620	Capgemini S.E.	123,296
730	Schneider Electric S.E.	175,347
		298,643

	GERMANY — 11.3%
730	adidas A.G.	174,331
9,600	Deutsche Telekom A.G.	241,388
1,250	Merck KGaA	207,151
550	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	275,059
3,800	Schott Pharma A.G. & Co. KGaA	124,523
		1,022,452

	INDIA — 4.2%
8,000	ICICI Bank Ltd. - ADR	230,480
2,010	Reliance Industries Ltd. - GDR	149,946
		380,426

	INDONESIA — 1.5%
356,000	Bank Mandiri Persero Tbk P.T.	133,704

	IRELAND — 4.4%
790	ICON PLC*	247,641

26

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
450	Trane Technologies PLC	$148,019
		395,660

	ISRAEL — 1.5%
775	Nice Ltd. - ADR*	133,277

	ITALY — 1.3%
2,270	Recordati Industria Chimica e Farmaceutica S.p.A.	118,386

	JAPAN — 7.3%
10,000	FUJIFILM Holdings Corp.	233,824
3,700	Recruit Holdings Co., Ltd.	197,936
1,450	Sony Group Corp. - ADR	123,178
500	Tokyo Electron Ltd.	108,459
		663,397

	KAZAKSTAN — 2.1%
1,500	Kaspi.KZ JSC - ADR	193,515

	MEXICO — 3.1%
7,234	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	113,158
21,500	Grupo Financiero Banorte S.A.B. de C.V. - Class O	167,534
		280,692

	NETHERLANDS — 1.8%
4,500	Prosus N.V.*	160,280

	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—

	SPAIN — 2.9%
9,357	Puig Brands S.A. - Class B*	261,531

	SWEDEN — 3.3%
9,300	Atlas Copco A.B. - A Shares	174,786
6,120	Sandvik A.B.	122,643
		297,429

	SWITZERLAND — 6.8%
580	Chubb Ltd.	147,946
32,000	Glencore PLC	182,470
9,550	UBS Group A.G.	282,107
		612,523

27

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 5.1%
2,630	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$457,120

	UNITED KINGDOM — 14.3%
5,600	3i Group PLC	217,035
1,910	AstraZeneca PLC - ADR	148,961
16,250	Haleon PLC - ADR	134,225
1,425	London Stock Exchange Group PLC	169,321
4,000	RELX PLC - ADR	183,520
77,000	Rolls-Royce Holdings PLC*	444,616
		1,297,678

	UNITED STATES — 1.5%
2,960	Schlumberger N.V.	139,653
	TOTAL COMMON STOCKS
	(Cost $7,810,449)	8,796,457
	SHORT-TERM INVESTMENTS — 2.4%
219,400	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%[2]	219,400
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $219,400)	219,400

	TOTAL INVESTMENTS — 99.7%
	(Cost $8,029,849)	9,015,857
	Other Assets in Excess of Liabilities — 0.3%	23,850
	TOTAL NET ASSETS — 100.0%	$9,039,707

ADR – American Depository Receipt
GDR – Global Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

28

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	ARGENTINA — 2.5%
5,650	Globant S.A.*	$1,007,169

	AUSTRALIA — 1.8%
4,180	Atlassian Corp. - Class A*	739,358

	BELGIUM — 2.8%
5,311	D’ieteren Group	1,126,696

	BERMUDA — 2.6%
10,560	Arch Capital Group Ltd.*	1,065,398

	BRAZIL — 3.1%
96,810	NU Holdings Ltd. - Class A*	1,247,881

	CANADA — 11.0%
20,700	Celestica, Inc.*	1,186,731
280	Constellation Software, Inc.	806,759
2,390	Lululemon Athletica, Inc.*	713,893
44,990	PrairieSky Royalty, Ltd.	855,011
6,170	TFI International, Inc.	895,847
		4,458,241

	CHINA — 1.9%
79,700	Shenzhou International Group Holdings Ltd.	780,252

	DENMARK — 3.2%
8,970	Novo Nordisk A/S - Class B	1,295,284

	FRANCE — 7.8%
18,710	Edenred S.E.	789,635
7,870	Gaztransport Et Technigaz S.A.	1,027,365
3,600	Safran S.A.	761,019
3,560	Sartorius Stedim Biotech	584,438
		3,162,457

	GERMANY — 3.3%
17,790	Scout24 S.E.	1,356,445

	IRELAND — 6.1%
3,670	Flutter Entertainment PLC*	671,047
6,010	Ryanair Holdings PLC - ADR	699,804

29

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
5,090	STERIS PLC	$1,117,459
		2,488,310

	ISRAEL — 2.3%
3,800	Monday.com Ltd.*	914,888

	ITALY — 3.6%
77,990	Davide Campari-Milano N.V.	736,971
11,620	Moncler S.p.A.	710,042
		1,447,013

	JAPAN — 6.3%
2,793	Disco Corp.	1,059,635
12,928	GMO Payment Gateway, Inc.	711,366
3,467	Lasertec Corp.	777,699
		2,548,700

	MEXICO — 1.6%
75,570	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	640,910

	NETHERLANDS — 10.1%
620	Adyen N.V.*	739,113
1,820	ASM International N.V.	1,387,316
10,160	Elastic N.V.*	1,157,326
9,010	Euronext N.V.	834,617
		4,118,372

	PERU — 1.9%
4,840	Credicorp Ltd.	780,837

	SINGAPORE — 2.1%
11,770	Sea Ltd. - ADR*	840,613

	SOUTH AFRICA — 1.8%
3,790	Naspers Ltd. - N Shares	743,097

	SOUTH KOREA — 1.7%
32,660	Coupang, Inc.*	684,227

	SPAIN — 3.1%
45,119	Puig Brands S.A. - Class B*	1,261,090

30

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 5.4%
7,430	Evolution A.B.	$773,915
59,560	Saab A.B. - Class B	1,432,946
		2,206,861

	SWITZERLAND — 2.1%
3,040	Sika A.G.	870,215

	TAIWAN — 2.5%
27,000	Jentech Precision Industrial Co., Ltd.	998,721

	UNITED KINGDOM — 5.8%
40,460	3i Group PLC	1,568,074
92,710	Wise PLC - Class A*	798,659
		2,366,733
	TOTAL COMMON STOCKS
	(Cost $33,840,031)	39,149,768
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 3.6%
1,480,558	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%[2]	1,480,558
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,480,558)	1,480,558

	TOTAL INVESTMENTS — 100.0%
	(Cost $35,320,589)	40,630,326
	Other Assets in Excess of Liabilities — 0.0%	1,296
	TOTAL NET ASSETS — 100.0%	$40,631,622

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

31

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	COMMUNICATIONS — 5.8%
432	GoDaddy, Inc. - Class A*	$60,355

	CONSUMER DISCRETIONARY — 12.8%
378	CarMax, Inc.*	27,722
498	Masco Corp.	33,202
66	Pool Corp.	20,284
368	Wyndham Hotels & Resorts, Inc.	27,232
632	YETI Holdings, Inc.*	24,111
		132,551

	FINANCIALS — 8.1%
618	Brown & Brown, Inc.	55,255
18	Markel Group, Inc.*	28,362
		83,617

	HEALTH CARE — 8.1%
44	Chemed Corp.	23,874
176	Ensign Group, Inc.	21,769
128	Molina Healthcare, Inc.*	38,054
		83,697

	INDUSTRIALS — 19.9%
577	API Group Corp.*	21,712
65	EMCOR Group, Inc.	23,730
342	Graco, Inc.	27,114
124	IDEX Corp.	24,949
168	Landstar System, Inc.	30,993
1,171	R1 RCM, Inc.*	14,708
162	SiteOne Landscape Supply, Inc.*	19,668
87	Tetra Tech, Inc.	17,790
54	Watsco, Inc.	25,015
		205,679

	MATERIALS — 14.2%
309	Ashland, Inc.	29,197
329	Ball Corp.	19,747
74	Carlisle Cos., Inc.	29,986
1,591	Element Solutions, Inc.	43,148
329	Trex Co., Inc.*	24,385
		146,463

	REAL ESTATE — 5.5%
260	CBRE Group, Inc. - Class A*	23,169

32

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
165	Jones Lang LaSalle, Inc.*	$33,871
		57,040

	TECHNOLOGY — 22.1%
265	Booz Allen Hamilton Holding Corp.	40,784
192	CDW Corp.	42,977
353	Entegris, Inc.	47,796
235	MKS Instruments, Inc.	30,686
208	PTC, Inc.*	37,787
92	Zebra Technologies Corp. - Class A*	28,422
		228,452
	TOTAL COMMON STOCKS
	(Cost $813,507)	997,854

Principal Amount
	BANK DEPOSIT INVESTMENTS — 3.5%
$35,718	UMB Bank, Money Market Special II, 5.18%[1]	35,718
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $35,718)	35,718

	TOTAL INVESTMENTS — 100.0%
	(Cost $849,225)	1,033,572
	Other Assets in Excess of Liabilities — 0.0%	150
	TOTAL NET ASSETS — 100.0%	$1,033,722

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

33

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	ARGENTINA — 3.6%
10,779	Despegar.com Corp.*	$142,606
693	Globant S.A.*	123,534
		266,140

	BRAZIL — 11.7%
10,086	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	135,265
19,000	Embraer S.A.*	122,869
39,100	GPS Participacoes e Empreendimentos S.A.	120,585
15,139	Localiza Rent a Car S.A.	113,744
21,132	NU Holdings Ltd. - Class A*	272,392
20,000	TOTVS S.A.	108,871
		873,726

	CANADA — 4.3%
5,580	Celestica, Inc.*	319,901

	CYPRUS — 1.5%
7,928	Theon International PLC*	108,503

	INDIA — 15.2%
51,707	Bharat Electronics Ltd.	189,683
1,356	Divi’s Laboratories Ltd.	74,745
5,400	Elecon Engineering Co., Ltd.	85,616
14,388	ICICI Bank Ltd.	206,983
11,349	Intellect Design Arena Ltd.	145,368
7,257	Kotak Mahindra Bank Ltd.	156,867
4,605	Poly Medicure Ltd.	106,613
69,420	Zomato Ltd.*	166,966
		1,132,841

	INDONESIA — 4.2%
285,600	Bank Central Asia Tbk P.T.	173,104
370,700	Bank Mandiri Persero Tbk P.T.	139,225
		312,329

	KAZAKSTAN — 1.3%
736	Kaspi.KZ JSC - ADR	94,951

	MEXICO — 7.2%
66,500	Becle S.A.B. de C.V.	120,205
11,331	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	96,098
13,700	Qualitas Controladora S.A.B. de C.V.	139,239
14,700	Regional S.A.B. de C.V.	109,694

34

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
20,100	Wal-Mart de Mexico S.A.B. de C.V.	$68,403
		533,639

	PERU — 2.2%
1,020	Credicorp Ltd.	164,557

	POLAND — 4.1%
11,645	Allegro.eu S.A.*	109,053
11,183	InPost S.A.*	197,122
		306,175

	SAUDI ARABIA — 5.6%
6,357	Aldrees Petroleum and Transport Services Co.	207,065
3,081	Bupa Arabia for Cooperative Insurance Co.	211,061
		418,126

	SINGAPORE — 4.7%
39,816	Grab Holdings Ltd. - Class A*	141,347
2,963	Sea Ltd. - ADR*	211,617
		352,964

	SOUTH AFRICA — 2.1%
1,054	Capitec Bank Holdings Ltd.	152,303

	SOUTH KOREA — 9.1%
9,157	Coupang, Inc.*	191,839
1,517	Hana Materials, Inc.	72,075
2,414	SK Hynix, Inc.	414,756
		678,670

	TAIWAN — 18.2%
2,300	Airtac International Group	70,046
5,000	Jentech Precision Industrial Co., Ltd.	184,948
4,009	MediaTek, Inc.	173,007
9,000	Nien Made Enterprise Co., Ltd.	108,195
27,487	Taiwan Semiconductor Manufacturing Co., Ltd.	818,471
		1,354,667
	UNITED KINGDOM — 1.4%
34,980	Baltic Classifieds Group PLC	106,121
	TOTAL COMMON STOCKS
	(Cost $5,999,913)	7,175,613
35

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
	BRAZIL — 0.0%
153	Localiza Rent a Car S.A. (Expires 8/07/2024)*	246
	TOTAL RIGHTS
	(Cost $0)	246

Principal Amount
	BANK DEPOSIT INVESTMENTS — 4.4%
$326,757	UMB Bank, Money Market Special II, 5.18%[1]	326,757
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $326,757)	326,757

	TOTAL INVESTMENTS — 100.8%
	(Cost $6,326,670)	7,502,616
	Liabilities in Excess of Other Assets — (0.8)%	(59,343)
	TOTAL NET ASSETS — 100.0%	$7,443,273

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

36

WCM Quality Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.6%
	COMMUNICATIONS — 5.8%
5,146	Comcast Corp. - Class A	$201,517
5,886	Verizon Communications, Inc.	242,739
		444,256

	CONSUMER DISCRETIONARY — 2.3%
498	Home Depot, Inc.	171,432

	CONSUMER STAPLES — 15.1%
755	Clorox Co.	103,035
2,624	Coca-Cola Co.	167,018
1,822	Coca-Cola Femsa S.A.B. de C.V. - ADR	156,400
801	Hershey Co.	147,248
666	PepsiCo, Inc.	109,843
1,063	Procter & Gamble Co.	175,310
5,298	Unilever PLC - ADR	291,337
		1,150,191

	ENERGY — 11.6%
1,409	Chevron Corp.	220,396
2,303	Devon Energy Corp.	109,162
1,979	Exxon Mobil Corp.	227,823
1,220	Phillips 66	172,227
2,212	TotalEnergies S.E. - ADR	147,496
		877,104

	FINANCIALS — 8.8%
2,235	Cullen/Frost Bankers, Inc.	227,143
1,206	JPMorgan Chase & Co.	243,925
1,689	T. Rowe Price Group, Inc.	194,759
		665,827

	HEALTH CARE — 14.8%
801	Amgen, Inc.	250,272
1,319	Johnson & Johnson	192,785
2,200	Medtronic PLC	173,162
1,592	Merck & Co., Inc.	197,090
5,993	Pfizer, Inc.	167,684
276	UnitedHealth Group, Inc.	140,556
		1,121,549

	INDUSTRIALS — 14.8%
970	General Dynamics Corp.	281,436
435	Lockheed Martin Corp.	203,188
2,193	MSC Industrial Direct Co., Inc. - Class A	173,927
37

WCM Quality Dividend Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,959	Robert Half, Inc.	$125,337
697	Union Pacific Corp.	157,703
1,312	United Parcel Service, Inc. - Class B	179,547
		1,121,138

	REAL ESTATE — 1.9%
2,746	Realty Income Corp. - REIT	145,044

	TECHNOLOGY — 10.6%
3,407	Cisco Systems, Inc.	161,866
546	Microsoft Corp.	244,035
1,567	Skyworks Solutions, Inc.	167,011
1,202	Texas Instruments, Inc.	233,825
		806,737

	UTILITIES — 5.9%
2,289	Entergy Corp.	244,923
2,797	Public Service Enterprise Group, Inc.	206,139
		451,062
	TOTAL COMMON STOCKS
	(Cost $6,717,941)	6,954,340

Principal Amount
	BANK DEPOSIT INVESTMENTS — 8.3%
$632,373	UMB Bank, Money Market Special II, 5.18%[1]	632,373
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $632,373)	632,373

	TOTAL INVESTMENTS — 99.9%
	(Cost $7,350,314)	7,586,713
	Other Assets in Excess of Liabilities — 0.1%	5,832
	TOTAL NET ASSETS — 100.0%	$7,592,545

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

38

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2024 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$13,857,570,757	$902,189,163	$373,308,161
Foreign currency, at cost	-	2,094,633	-
Investments, at value	$19,033,540,618	$1,005,106,141	$494,884,939
Foreign currency, at value	-	2,098,301	-
Receivables:
Investment securities sold	8,292,978	-	-
Fund shares sold	20,422,765	1,055,215	157,875
Reclaims receivable	27,461,871	-	127,721
Dividends and interest	19,289,052	1,221,609	378,852
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	108,952	37,644	39,172
Total assets	19,109,116,236	1,009,518,910	495,588,559

Liabilities:
Payables:
Investment securities purchased	94,311,723	-	-
Fund shares redeemed	7,091,419	827,233	41,927
Advisory fees	13,215,492	788,082	337,891
Shareholder servicing fees (Note 7)	238,130	54,608	5,953
Distribution fees (Note 8)	157,301	15,843	5,095
Fund administration fees	1,084,464	86,958	28,722
Fund accounting fees	346,218	64,129	33,856
Transfer agent fees and expenses	288,046	28,567	8,052
Custody fees	872,583	313,792	22,454
Trustees’ deferred compensation (Note 3)	290,901	33,912	18,542
Shareholder reporting fees	141,570	20,196	1,678
Legal fees	39,065	7,312	3,121
Trustees’ fees and expenses	23,302	3,757	747
Auditing fees	10,470	9,900	9,890
Chief Compliance Officer fees	3,732	1,518	2,491
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	3,932,502	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	95,788	6,267	709
Total liabilities	118,210,204	6,194,576	521,128
Commitments and Contingencies (Note 3)
Net Assets	$18,990,906,032	$1,003,324,334	$495,067,431

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,429,796,601	$1,532,993,659	$376,642,640
Total distributable earnings (accumulated deficit)	6,561,109,431	(529,669,325)	118,424,791
Net Assets	$18,990,906,032	$1,003,324,334	$495,067,431

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$768,573,796	$78,713,648	$24,894,606
Shares of beneficial interest issued and outstanding	31,094,936	5,634,116	1,007,764
Net asset value, offering and redemption price per share	$24.72	$13.97	$24.70

Institutional Class:
Net assets applicable to shares outstanding	$18,222,332,236	$924,610,686	$470,172,825
Shares of beneficial interest issued and outstanding	726,017,359	65,369,287	18,521,377
Net asset value, offering and redemption price per share	$25.10	$14.14	$25.39

See accompanying Notes to Financial Statements.

39

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2024 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Assets:
Investments, at cost	$270,317,642	$36,080,261	$50,427,076
Foreign currency, at cost	273,954	-	-
Investments, at value	$296,154,604	$39,617,701	$71,535,215
Foreign currency, at value	273,295	-	-
Receivables:
Investment securities sold	244,145	1,257,565	-
Fund shares sold	103,992	6,525	7,985
Reclaims receivable	587,292	-	-
Dividends and interest	154,218	17,963	7,973
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	4,858	12,478	11,628
Total assets	297,522,404	40,912,232	71,562,801

Liabilities:
Payables:
Investment securities purchased	1,903,308	61,970	-
Fund shares redeemed	284,066	150,848	-
Advisory fees	231,945	6,754	15,896
Shareholder servicing fees (Note 7)	12,435	751	2,688
Distribution fees (Note 8)	-	22	39
Fund administration fees	29,318	4,524	6,319
Fund accounting fees	43,325	9,125	10,896
Transfer agent fees and expenses	6,340	7,106	7,226
Custody fees	59,848	6,961	4,620
Trustees’ deferred compensation (Note 3)	18,582	9,742	10,835
Shareholder reporting fees	6,840	1,844	3,274
Legal fees	5,455	1,225	2,815
Trustees’ fees and expenses	912	479	481
Auditing fees	10,470	9,890	10,470
Chief Compliance Officer fees	2,452	1,770	1,342
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	2,687	1,475	276
Total liabilities	2,617,983	274,486	77,177
Commitments and Contingencies (Note 3)
Net Assets	$294,904,421	$40,637,746	$71,485,624

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$416,036,874	$40,206,114	$37,525,801
Total distributable earnings (accumulated deficit)	(121,132,453)	431,632	33,959,823
Net Assets	$294,904,421	$40,637,746	$71,485,624

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$107,470	$209,303
Shares of beneficial interest issued and outstanding	-	8,724	16,074
Net asset value, offering and redemption price per share	$-	$12.32	$13.02

Institutional Class:
Net assets applicable to shares outstanding	$294,904,421	$40,530,276	$71,276,321
Shares of beneficial interest issued and outstanding	14,439,108	3,251,904	5,401,183
Net asset value, offering and redemption price per share	$20.42	$12.46	$13.20

See accompanying Notes to Financial Statements.

40

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2024 (Unaudited)

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Assets:
Investments, at cost	$2,789,438	$1,650,632	$81,159,631
Foreign currency, at cost	974	-	9,238
Investments, at value	$2,589,954	$1,787,963	$87,795,005
Foreign currency, at value	974	-	9,234
Receivables:
Investment securities sold	-	1,745	-
Fund shares sold	-	-	1,311
Reclaims receivable	-	371	31,152
Dividends and interest	4,462	2,173	208,471
Due from Advisor	20,033	19,257	-
Offering costs	-	-	-
Prepaid expenses	24,228	21,613	19,633
Total assets	2,639,651	1,833,122	88,064,806

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	-	-	1,572,455
Advisory fees	-	-	23,181
Shareholder servicing fees (Note 7)	1,421	798	3,396
Distribution fees (Note 8)	22	22	187
Fund administration fees	8,075	7,998	13,610
Fund accounting fees	11,457	10,507	11,938
Transfer agent fees and expenses	5,328	6,415	6,852
Custody fees	5,026	6,674	4,969
Trustees’ deferred compensation (Note 3)	8,418	8,350	9,042
Shareholder reporting fees	2,460	2,100	958
Legal fees	5,399	4,955	2,513
Trustees’ fees and expenses	872	2,072	1,364
Auditing fees	9,890	9,890	10,470
Chief Compliance Officer fees	1,716	2,072	1,481
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	260	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	4,785	786	1,310
Total liabilities	64,869	62,899	1,663,726
Commitments and Contingencies (Note 3)
Net Assets	$2,574,782	$1,770,223	$86,401,080

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,520,093	$1,884,479	$76,799,595
Total distributable earnings (accumulated deficit)	(5,945,311)	(114,256)	9,601,485
Net Assets	$2,574,782	$1,770,223	$86,401,080

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$94,934	$76,111	$912,234
Shares of beneficial interest issued and outstanding	11,447	5,777	62,726
Net asset value, offering and redemption price per share	$8.29	$13.17	$14.54

Institutional Class:
Net assets applicable to shares outstanding	$2,479,848	$1,694,112	$85,488,846
Shares of beneficial interest issued and outstanding	296,869	128,117	5,841,000
Net asset value, offering and redemption price per share	$8.35	$13.22	$14.64

See accompanying Notes to Financial Statements.

41

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2024 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Assets:
Investments, at cost	$8,029,849	$35,320,589	$849,225
Foreign currency, at cost	10,479	-	-
Investments, at value	$9,015,857	$40,630,326	$1,033,572
Foreign currency, at value	10,540	-	-
Receivables:
Investment securities sold	-	62,846	-
Fund shares sold	-	59,952	-
Reclaims receivable	27,114	33,361	-
Dividends and interest	11,814	35,084	122
Due from Advisor	13,370	-	20,473
Offering costs	-	-	-
Prepaid expenses	22,535	21,582	21,768
Total assets	9,101,230	40,843,151	1,075,935

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	-	120,301	-
Advisory fees	-	11,804	-
Shareholder servicing fees (Note 7)	1,377	4,156	516
Distribution fees (Note 8)	7	20	3
Fund administration fees	8,979	6,512	3,988
Fund accounting fees	11,278	12,488	7,934
Transfer agent fees and expenses	6,565	5,878	5,672
Custody fees	3,889	22,068	669
Trustees’ deferred compensation (Note 3)	8,226	8,003	6,012
Shareholder reporting fees	2,589	781	913
Legal fees	4,204	3,841	2,638
Trustees’ fees and expenses	835	2,243	868
Auditing fees	9,890	9,890	11,036
Chief Compliance Officer fees	3,057	2,696	711
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	627	848	1,253
Total liabilities	61,523	211,529	42,213
Commitments and Contingencies (Note 3)
Net Assets	$9,039,707	$40,631,622	$1,033,722

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,721,668	$42,277,690	$828,201
Total distributable earnings (accumulated deficit)	(1,681,961)	(1,646,068)	205,521
Net Assets	$9,039,707	$40,631,622	$1,033,722

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$30,619	$98,540	$12,839
Shares of beneficial interest issued and outstanding	2,126	10,148	1,045
Net asset value, offering and redemption price per share	$14.40	$9.71	$12.29

Institutional Class:
Net assets applicable to shares outstanding	$9,009,088	$40,533,082	$1,020,883
Shares of beneficial interest issued and outstanding	623,702	4,148,320	82,939
Net asset value, offering and redemption price per share	$14.44	$9.77	$12.31

See accompanying Notes to Financial Statements.

42

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2024 (Unaudited)

	WCM Focused Emerging Markets ex China Fund	WCM Quality Dividend Growth Fund
Assets:
Investments, at cost	$6,326,670	$7,350,314
Foreign currency, at cost	-	-
Investments, at value	$7,502,616	$7,586,713
Foreign currency, at value	-	-
Receivables:
Investment securities sold	-	-
Fund shares sold	-	23,887
Reclaims receivable	-	337
Dividends and interest	6,574	8,450
Due from Advisor	18,958	16,154
Offering costs	-	899
Prepaid expenses	22,429	41,103
Total assets	7,550,577	7,677,543

Liabilities:
Payables:
Investment securities purchased	-	-
Fund shares redeemed	-	-
Advisory fees	-	-
Shareholder servicing fees (Note 7)	1,099	3,503
Distribution fees (Note 8)	4	8
Fund administration fees	8,123	5,522
Fund accounting fees	9,784	3,502
Transfer agent fees and expenses	5,742	5,313
Custody fees	24,134	1,784
Trustees’ deferred compensation (Note 3)	5,356	2,818
Shareholder reporting fees	4,556	392
Legal fees	1,475	1,330
Trustees’ fees and expenses	255	373
Auditing fees	8,693	8,424
Chief Compliance Officer fees	1,166	591
Offering costs - Advisor	-	42,306
Non-U.S. Taxes	36,178	-
Offering costs - Related Parties	-	8,484
Accrued other expenses	739	648
Total liabilities	107,304	84,998
Commitments and Contingencies (Note 3)
Net Assets	$7,443,273	$7,592,545

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,087,166	$7,355,529
Total distributable earnings (accumulated deficit)	1,356,107	237,016
Net Assets	$7,443,273	$7,592,545

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$45,514	$40,849
Shares of beneficial interest issued and outstanding	3,269	3,993
Net asset value, offering and redemption price per share	$13.92	$10.23

Institutional Class:
Net assets applicable to shares outstanding	$7,397,759	$7,551,696
Shares of beneficial interest issued and outstanding	530,775	738,407
Net asset value, offering and redemption price per share	$13.94	$10.23

See accompanying Notes to Financial Statements.

43

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $12,070,434, $874,450 and $85,529, respectively)	$115,483,614	$6,574,307	$1,566,362
Interest	7,768,818	399,720	291,198
Total investment income	123,252,432	6,974,027	1,857,560

Expenses:
Advisory fees	78,523,315	5,190,386	2,026,141
Shareholder servicing fees (Note 7)	8,367,783	459,646	212,361
Distribution fees (Note 8)	938,979	98,628	46,956
Fund administration fees	4,475,173	297,610	166,818
Fund accounting fees	938,954	121,330	64,298
Transfer agent fees and expenses	580,655	52,775	17,005
Custody fees	1,440,017	424,568	46,189
Shareholder reporting fees	207,767	24,531	11,058
Miscellaneous	121,160	1,288	2,213
Trustees’ fees and expenses	105,533	13,332	6,931
Tax reclaim service fees	88,008	-	-
Registration fees	44,448	31,078	18,520
Legal fees	40,896	6,511	4,794
Insurance fees	26,825	3,967	3,588
Auditing fees	10,470	9,900	9,890
Chief Compliance Officer fees	6,283	3,028	3,009
Interest Expense	2	53,007	2
Offering costs	-	-	-
Tax expense	-	-	-
Total expenses	95,916,268	6,791,585	2,639,773
Advisory fees (waived) recovered	-	(152,111)	(89,936)
Other expenses (absorbed)	-	-	-
Net expenses	95,916,268	6,639,474	2,549,837
Net investment income (loss)	27,336,164	334,553	(692,277)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,030,586,441	(71,805,538)	20,544,769
Foreign currency transactions	208,781	(231,698)	(11,169)
Deferred non-U.S. taxes	-	1,104,870	-
Net realized gain (loss)	1,030,795,222	(70,932,366)	20,533,600
Net change in unrealized appreciation (depreciation) on:
Investments	726,040,000	124,376,842	50,620,810
Foreign currency translations	(1,791,409)	(37,373)	(5,949)
Deferred non-U.S. taxes	-	(2,907,644)	-
Net change in unrealized appreciation (depreciation)	724,248,591	121,431,825	50,614,861
Net realized and unrealized gain (loss)	1,755,043,813	50,499,459	71,148,461

Net Increase (Decrease) in Net Assets from Operations	$1,782,379,977	$50,834,012	$70,456,184

See accompanying Notes to Financial Statements.

44

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2024 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $452,829, $0 and $0, respectively)	$3,034,330	$96,029	$244,450
Interest	150,670	38,002	45,821
Total investment income	3,185,000	134,031	290,271

Expenses:
Advisory fees	1,505,673	212,179	321,331
Shareholder servicing fees (Note 7)	97,161	19,115	37,855
Distribution fees (Note 8)	-	135	275
Fund administration fees	101,965	27,276	43,812
Fund accounting fees	72,926	32,440	36,372
Transfer agent fees and expenses	14,423	16,659	21,091
Custody fees	101,587	12,939	9,189
Shareholder reporting fees	8,121	3,608	4,303
Miscellaneous	2,393	4,044	2,671
Trustees’ fees and expenses	6,065	4,933	5,443
Tax reclaim service fees	8,976	-	-
Registration fees	5,238	20,122	20,907
Legal fees	4,160	4,429	4,553
Insurance fees	4,810	2,902	2,973
Auditing fees	10,470	9,890	10,470
Chief Compliance Officer fees	2,272	3,009	3,009
Interest Expense	-	479	35,593
Offering costs	-	-	-
Tax expense	-	-	-
Total expenses	1,946,240	374,159	559,847
Advisory fees (waived) recovered	(55,173)	(161,366)	(202,649)
Other expenses (absorbed)	-	-	-
Net expenses	1,891,067	212,793	357,198
Net investment income (loss)	1,293,933	(78,762)	(66,927)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,773,654	3,246,738	15,283,199
Foreign currency transactions	(44,080)	-	-
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	4,729,574	3,246,738	15,283,199
Net change in unrealized appreciation (depreciation) on:
Investments	(2,239,051)	(2,743,840)	(12,258,088)
Foreign currency translations	(22,043)	-	-
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	(2,261,094)	(2,743,840)	(12,258,088)
Net realized and unrealized gain (loss)	2,468,480	502,898	3,025,111

Net Increase (Decrease) in Net Assets from Operations	$3,762,413	$424,136	$2,958,184

See accompanying Notes to Financial Statements.

45

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2024 (Unaudited)

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,586, $2,319 and $79,100, respectively)	$35,117	$27,245	$1,193,580
Interest	1,561	1,090	107,690
Total investment income	36,678	28,335	1,301,270

Expenses:
Advisory fees	14,882	9,142	375,839
Shareholder servicing fees (Note 7)	1,459	639	41,175
Distribution fees (Note 8)	153	178	1,090
Fund administration fees	29,373	27,226	54,252
Fund accounting fees	29,798	28,774	38,235
Transfer agent fees and expenses	18,459	17,411	20,688
Custody fees	10,381	13,535	32,494
Shareholder reporting fees	5,171	4,372	4,835
Miscellaneous	7,236	2,944	3,847
Trustees’ fees and expenses	5,521	3,328	4,320
Tax reclaim service fees	-	-	-
Registration fees	18,197	17,924	16,559
Legal fees	5,950	3,770	4,607
Insurance fees	2,113	2,109	2,276
Auditing fees	9,890	9,890	11,020
Chief Compliance Officer fees	3,009	2,556	2,800
Interest Expense	2,019	53	2
Offering costs	-	-	-
Tax expense	105	63	-
Total expenses	163,716	143,914	614,039
Advisory fees (waived) recovered	(14,882)	(9,142)	(237,108)
Other expenses (absorbed)	(127,954)	(125,336)	-
Net expenses	20,880	9,436	376,931
Net investment income (loss)	15,798	18,899	924,339

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,035,616)	27,202	1,068,305
Foreign currency transactions	(1,883)	(246)	67
Deferred non-U.S. taxes	-	(2,831)	-
Net realized gain (loss)	(1,037,499)	24,125	1,068,372
Net change in unrealized appreciation (depreciation) on:
Investments	610,865	12,014	(1,864,528)
Foreign currency translations	(5,381)	1	(1,222)
Deferred non-U.S. taxes	-	1,261	-
Net change in unrealized appreciation (depreciation)	605,484	13,276	(1,865,750)
Net realized and unrealized gain (loss)	(432,015)	37,401	(797,378)

Net Increase (Decrease) in Net Assets from Operations	$(416,217)	$56,300	$126,961

See accompanying Notes to Financial Statements.

46

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2024 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $11,381, $40,056 and $0, respectively)	$92,559	$323,353	$3,592
Interest	3,987	37,002	1,094
Total investment income	96,546	360,355	4,686

Expenses:
Advisory fees	37,240	196,560	4,194
Shareholder servicing fees (Note 7)	3,603	19,010	467
Distribution fees (Note 8)	37	153	16
Fund administration fees	27,417	28,172	23,085
Fund accounting fees	29,744	34,468	25,633
Transfer agent fees and expenses	16,834	17,309	17,783
Custody fees	12,164	30,425	4,388
Shareholder reporting fees	4,292	2,111	5,065
Miscellaneous	1,870	2,324	5,596
Trustees’ fees and expenses	4,046	3,466	4,596
Tax reclaim service fees	-	-	-
Registration fees	16,530	19,628	23,306
Legal fees	4,059	3,629	5,268
Insurance fees	2,848	2,073	2,044
Auditing fees	9,890	9,890	11,586
Chief Compliance Officer fees	2,556	2,110	3,017
Interest Expense	3,419	-	-
Offering costs	-	-	-
Tax expense	-	-	12
Total expenses	176,549	371,328	136,056
Advisory fees (waived) recovered	(37,240)	(125,475)	(4,194)
Other expenses (absorbed)	(81,120)	-	(126,900)
Net expenses	58,189	245,853	4,962
Net investment income (loss)	38,357	114,502	(276)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	655,594	594,320	18,820
Foreign currency transactions	(565)	(3,667)	-
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	655,029	590,653	18,820
Net change in unrealized appreciation (depreciation) on:
Investments	(41,488)	(21,528)	27,472
Foreign currency translations	(1,119)	(1,406)	-
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	(42,607)	(22,934)	27,472
Net realized and unrealized gain (loss)	612,422	567,719	46,292

Net Increase (Decrease) in Net Assets from Operations	$650,779	$682,221	$46,016

See accompanying Notes to Financial Statements.

47

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2024 (Unaudited)

	WCM Focused Emerging Markets ex China Fund	WCM Quality Dividend Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $6,918 and $856, respectively)	$50,072	$102,381
Interest	7,083	14,340
Total investment income	57,155	116,721

Expenses:
Advisory fees	34,254	22,360
Shareholder servicing fees (Note 7)	2,938	2,948
Distribution fees (Note 8)	17	50
Fund administration fees	25,802	22,809
Fund accounting fees	28,590	23,881
Transfer agent fees and expenses	17,632	18,328
Custody fees	35,905	6,172
Shareholder reporting fees	3,383	2,522
Miscellaneous	2,611	2,367
Trustees’ fees and expenses	2,793	4,813
Tax reclaim service fees	-	-
Registration fees	22,199	19,786
Legal fees	2,973	7,427
Insurance fees	2,858	2,848
Auditing fees	9,243	8,825
Chief Compliance Officer fees	2,984	2,246
Interest Expense	-	-
Offering costs	-	6,053
Tax expense	-	181
Total expenses	194,182	153,616
Advisory fees (waived) recovered	(34,254)	(22,360)
Other expenses (absorbed)	(117,094)	(96,969)
Net expenses	42,834	34,287
Net investment income (loss)	14,321	82,434

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	209,032	5,483
Foreign currency transactions	(1,354)	-
Deferred non-U.S. taxes	(2,393)	-
Net realized gain (loss)	205,285	5,483
Net change in unrealized appreciation (depreciation) on:
Investments	428,681	123,951
Foreign currency translations	(220)	-
Deferred non-U.S. taxes	(27,979)	-
Net change in unrealized appreciation (depreciation)	400,482	123,951
Net realized and unrealized gain (loss)	605,767	129,434

Net Increase (Decrease) in Net Assets from Operations	$620,088	$211,868

See accompanying Notes to Financial Statements.

48

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$27,336,164	$2,893,024
Net realized gain (loss) on investments and foreign currency transactions	1,030,795,222	763,605,103
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	724,248,591	1,807,805,436
Net increase (decrease) in net assets resulting from operations	1,782,379,977	2,574,303,563

Distributions to Shareholders:
Investor Class	-	(4,773,700)
Institutional Class	-	(109,632,069)
Total distributions to shareholders	-	(114,405,769)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	32,635,211	62,428,701
Institutional Class	1,261,408,198	2,042,924,436
Reinvestment of distributions:
Investor Class	-	4,757,567
Institutional Class	-	98,628,972
Cost of shares redeemed:
Investor Class	(55,677,561)	(143,595,486)
Institutional Class	(1,507,520,639)	(3,133,246,250)
Net increase (decrease) in net assets from capital transactions	(269,154,791)	(1,068,102,060)

Total increase (decrease) in net assets	1,513,225,186	1,391,795,734

Net Assets:
Beginning of period	17,477,680,846	16,085,885,112
End of period	$18,990,906,032	$17,477,680,846

Capital Share Transactions:
Shares sold:
Investor Class	1,339,895	2,936,995
Institutional Class	51,647,433	95,056,126
Shares reinvested:
Investor Class	-	222,733
Institutional Class	-	4,553,507
Shares redeemed:
Investor Class	(2,316,877)	(6,849,770)
Institutional Class	(61,993,649)	(146,101,259)
Total increase (decrease) in capital share transactions	(11,323,198)	(50,181,668)

See accompanying Notes to Financial Statements.

49

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$334,553	$6,421,065
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(70,932,366)	(184,734,084)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	121,431,825	220,662,284
Net increase (decrease) in net assets resulting from operations	50,834,012	42,349,265

Distributions to Shareholders:
Investor Class	-	(145,271)
Institutional Class	-	(5,200,854)
Total distributions to shareholders	-	(5,346,125)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,258,173	47,653,924
Institutional Class	103,862,679	473,405,303
Reinvestment of distributions:
Investor Class	-	142,205
Institutional Class	-	4,078,836
Cost of shares redeemed:
Investor Class	(21,735,595)	(86,427,426)
Institutional Class	(327,718,580)	(719,949,030)
Net increase (decrease) in net assets from capital transactions	(238,333,323)	(281,096,188)

Total increase (decrease) in net assets	(187,499,311)	(244,093,048)

Net Assets:
Beginning of period	1,190,823,645	1,434,916,693
End of period	$1,003,324,334	$1,190,823,645

Capital Share Transactions:
Shares sold:
Investor Class	546,286	3,801,352
Institutional Class	7,791,185	35,950,382
Shares reinvested:
Investor Class	-	11,286
Institutional Class	-	320,160
Shares redeemed:
Investor Class	(1,657,311)	(6,936,959)
Institutional Class	(24,647,317)	(55,689,766)
Total increase (decrease) in capital share transactions	(17,967,157)	(22,543,545)

See accompanying Notes to Financial Statements.

50

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(692,277)	$(501,840)
Net realized gain (loss) on investments and foreign currency transactions	20,533,600	3,457,312
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	50,614,861	78,720,488
Net increase (decrease) in net assets resulting from operations	70,456,184	81,675,960

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,978,763	38,069,550
Institutional Class	71,279,162	116,823,566
Cost of shares redeemed:
Investor Class	(24,574,377)	(16,897,202)
Institutional Class	(53,859,240)	(83,265,452)
Net increase (decrease) in net assets from capital transactions	(2,175,692)	54,730,462

Total increase (decrease) in net assets	68,280,492	136,406,422

Net Assets:
Beginning of period	426,786,939	290,380,517
End of period	$495,067,431	$426,786,939

Capital Share Transactions:
Shares sold:
Investor Class	215,901	1,915,129
Institutional Class	2,974,466	6,013,394
Shares redeemed:
Investor Class	(1,030,165)	(859,871)
Institutional Class	(2,209,938)	(4,313,378)
Total increase (decrease) in capital share transactions	(49,736)	2,755,274

See accompanying Notes to Financial Statements.

51

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,293,933	$794,778
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	4,729,574	(21,626,985)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	(2,261,094)	79,751,567
Net increase (decrease) in net assets resulting from operations	3,762,413	58,919,360

Capital Transactions:
Net proceeds from shares sold:
Institutional class	18,894,528	59,162,686
Cost of shares redeemed:
Institutional class	(39,224,341)	(99,859,894)
Net increase (decrease) in net assets from capital transactions	(20,329,813)	(40,697,208)

Total increase (decrease) in net assets	(16,567,400)	18,222,152

Net Assets:
Beginning of period	311,471,821	293,249,669
End of period	$294,904,421	$311,471,821

Capital Share Transactions:
Shares sold:
Institutional class	928,995	3,271,893
Shares redeemed:
Institutional class	(1,943,511)	(5,603,941)
Total increase (decrease) in capital share transactions	(1,014,516)	(2,332,048)

See accompanying Notes to Financial Statements.

52

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(78,762)	$(141,125)
Net realized gain (loss) on investments	3,246,738	(1,606,715)
Net change in unrealized appreciation (depreciation) on investments	(2,743,840)	7,092,603
Net increase (decrease) in net assets resulting from operations	424,136	5,344,763

Capital Transactions:
Net proceeds from shares sold:
Investor Class	300	7,701
Institutional Class	7,130,660	11,287,486
Cost of shares redeemed:
Investor Class	(921)	(9,516)
Institutional Class	(7,443,486)	(9,113,726)
Net increase (decrease) in net assets from capital transactions	(313,447)	2,171,945

Total increase (decrease) in net assets	110,689	7,516,708

Net Assets:
Beginning of period	40,527,057	33,010,349
End of period	$40,637,746	$40,527,057

Capital Share Transactions:
Shares sold:
Investor Class	24	680
Institutional Class	566,852	969,780
Shares redeemed:
Investor Class	(73)	(859)
Institutional Class	(592,834)	(786,092)
Total increase (decrease) in capital share transactions	(26,031)	183,509

See accompanying Notes to Financial Statements.

53

WCM SMID Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(66,927)	$(166,751)
Net realized gain (loss) on investments	15,283,199	(1,745,981)
Net change in unrealized appreciation (depreciation) on investments	(12,258,088)	29,946,271
Net increase (decrease) in net assets resulting from operations	2,958,184	28,033,539

Distributions to Shareholders:
Investor Class	-	(1,936)
Institutional Class	-	(1,131,847)
Total distributions to shareholders	-	(1,133,783)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	51,793	31,988
Institutional Class	5,305,429	15,433,355
Reinvestment of distributions:
Investor Class	-	1,936
Institutional Class	-	795,866
Cost of shares redeemed:
Investor Class	(97,764)	(32,111)
Institutional Class	(79,814,898)	(18,217,619)
Net increase (decrease) in net assets from capital transactions	(74,555,440)	(1,986,585)

Total increase (decrease) in net assets	(71,597,256)	24,913,171

Net Assets:
Beginning of period	143,082,880	118,169,709
End of period	$71,485,624	$143,082,880

Capital Share Transactions:
Shares sold:
Investor Class	3,938	2,817
Institutional Class	409,576	1,395,640
Shares reinvested:
Investor Class	-	171
Institutional Class	-	69,630
Shares redeemed:
Investor Class	(7,819)	(2,924)
Institutional Class	(6,688,698)	(1,657,311)
Total increase (decrease) in capital share transactions	(6,283,003)	(191,977)

See accompanying Notes to Financial Statements.

54

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$15,798	$46,135
Net realized gain (loss) on investments and foreign currency transactions	(1,037,499)	(1,109,057)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	605,484	(201,824)
Net increase (decrease) in net assets resulting from operations	(416,217)	(1,264,746)

Distributions to Shareholders:
Investor Class	-	(975)
Institutional Class	-	(48,015)
Total distributions to shareholders	-	(48,990)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	18,886	33,494
Institutional Class	127,933	943,910
Reinvestment of distributions:
Investor Class	-	975
Institutional Class	-	48,015
Cost of shares redeemed:
Investor Class	(44,719)	(38,532)
Institutional Class	(1,692,807)	(2,098,681)
Net increase (decrease) in net assets from capital transactions	(1,590,707)	(1,110,819)

Total increase (decrease) in net assets	(2,006,924)	(2,424,555)

Net Assets:
Beginning of period	4,581,706	7,006,261
End of period	$2,574,782	$4,581,706

Capital Share Transactions:
Shares sold:
Investor Class	2,228	3,398
Institutional Class	15,484	83,314
Shares reinvested:
Investor Class	-	109
Institutional Class	-	5,317
Shares redeemed:
Investor Class	(5,186)	(3,097)
Institutional Class	(206,780)	(207,646)
Total increase (decrease) in capital share transactions	(194,254)	(118,605)

See accompanying Notes to Financial Statements.

55

WCM Developing World Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$18,899	$26,860
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	24,125	(53,995)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	13,276	163,693
Net increase (decrease) in net assets resulting from operations	56,300	136,558

Distributions to Shareholders:
Investor Class	-	(1,623)
Institutional Class	-	(27,320)
Total distributions to shareholders	-	(28,943)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,621	223,526
Institutional Class	82,993	94,881
Reinvestment of distributions:
Investor Class	-	1,623
Institutional Class	-	27,320
Cost of shares redeemed:
Investor Class	(100,553)	(390,910)
Institutional Class	(342,588)	(210,515)
Net increase (decrease) in net assets from capital transactions	(356,527)	(254,075)

Total increase (decrease) in net assets	(300,227)	(146,460)

Net Assets:
Beginning of period	2,070,450	2,216,910
End of period	$1,770,223	$2,070,450

Capital Share Transactions:
Shares sold:
Investor Class	284	17,642
Institutional Class	6,636	7,415
Shares reinvested:
Investor Class	-	132
Institutional Class	-	2,227
Shares redeemed:
Investor Class	(7,745)	(31,033)
Institutional Class	(26,848)	(16,941)
Total increase (decrease) in capital share transactions	(27,673)	(20,558)

See accompanying Notes to Financial Statements.

56

WCM International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$924,339	$817,121
Net realized gain (loss) on investments and foreign currency transactions	1,068,372	3,155,733
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,865,750)	5,476,460
Net increase (decrease) in net assets resulting from operations	126,961	9,449,314

Distributions to Shareholders:
Investor Class	-	(19,199)
Institutional Class	-	(2,737,224)
Total distributions to shareholders	-	(2,756,423)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	309,000	417,611
Institutional Class	4,459,258	23,429,580
Reinvestment of distributions:
Investor Class	-	19,200
Institutional Class	-	2,737,033
Cost of shares redeemed:
Investor Class	(23,481)	(179,470)
Institutional Class	(6,055,210)	(5,280,623)
Net increase (decrease) in net assets from capital transactions	(1,310,433)	21,143,331

Total increase (decrease) in net assets	(1,183,472)	27,836,222

Net Assets:
Beginning of period	87,584,552	59,748,330
End of period	$86,401,080	$87,584,552

Capital Share Transactions:
Shares sold:
Investor Class	21,378	29,606
Institutional Class	302,217	1,640,509
Shares reinvested:
Investor Class	-	1,390
Institutional Class	-	197,193
Shares redeemed:
Investor Class	(1,601)	(12,546)
Institutional Class	(411,964)	(369,003)
Total increase (decrease) in capital share transactions	(89,970)	1,487,149

See accompanying Notes to Financial Statements.

57

WCM Focused International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$38,357	$77,049
Net realized gain (loss) on investments and foreign currency transactions	655,029	(1,239,420)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(42,607)	3,215,551
Net increase (decrease) in net assets resulting from operations	650,779	2,053,180

Distributions to Shareholders:
Investor Class	-	(179)
Institutional Class	-	(104,387)
Total distributions to shareholders	-	(104,566)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	588	518
Institutional Class	1,156,681	3,090,831
Reinvestment of distributions:
Investor Class	-	155
Institutional Class	-	104,387
Cost of shares redeemed:
Investor Class	(21)	(25,321)
Institutional Class	(3,838,235)	(10,126,897)
Net increase (decrease) in net assets from capital transactions	(2,680,987)	(6,956,327)

Total increase (decrease) in net assets	(2,030,208)	(5,007,713)

Net Assets:
Beginning of period	11,069,915	16,077,628
End of period	$9,039,707	$11,069,915

Capital Share Transactions:
Shares sold:
Investor Class	42	45
Institutional Class	81,648	259,909
Shares reinvested:
Investor Class	-	12
Institutional Class	-	8,324
Shares redeemed:
Investor Class	(2)	(2,175)
Institutional Class	(285,880)	(848,929)
Total increase (decrease) in capital share transactions	(204,192)	(582,814)

See accompanying Notes to Financial Statements.

58

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$114,502	$52,050
Net realized gain (loss) on investments and foreign currency transactions	590,653	1,127,038
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(22,934)	6,193,688
Net increase (decrease) in net assets resulting from operations	682,221	7,372,776

Distributions to Shareholders:
Investor Class	-	(358)
Institutional Class	-	(164,601)
Total distributions to shareholders	-	(164,959)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	26,360	136,590
Institutional Class	5,246,887	21,694,439
Reinvestment of distributions:
Investor Class	-	358
Institutional Class	-	164,602
Cost of shares redeemed:
Investor Class	(72,392)	(107,586)
Institutional Class	(2,222,987)	(16,487,523)
Net increase (decrease) in net assets from capital transactions	2,977,868	5,400,880

Total increase (decrease) in net assets	3,660,089	12,608,697

Net Assets:
Beginning of period	36,971,533	24,362,836
End of period	$40,631,622	$36,971,533

Capital Share Transactions:
Shares sold:
Investor Class	2,689	15,949
Institutional Class	534,996	2,541,225
Shares reinvested:
Investor Class	-	41
Institutional Class	-	18,578
Shares redeemed:
Investor Class	(7,455)	(12,501)
Institutional Class	(226,242)	(1,888,802)
Total increase (decrease) in capital share transactions	303,988	674,490

See accompanying Notes to Financial Statements.

59

WCM Mid Cap Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(276)	$(455)
Net realized gain (loss) on investments	18,820	20,811
Net change in unrealized appreciation (depreciation) on investments	27,472	174,542
Net increase (decrease) in net assets resulting from operations	46,016	194,898

Distributions to Shareholders:
Investor Class	-	(194)
Institutional Class	-	(16,072)
Total distributions to shareholders	-	(16,266)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	263
Institutional Class	80,301	131,800
Reinvestment of distributions:
Investor Class	-	194
Institutional Class	-	16,072
Net increase (decrease) in net assets from capital transactions	80,301	148,329

Total increase (decrease) in net assets	126,317	326,961

Net Assets:
Beginning of period	907,405	580,444
End of period	$1,033,722	$907,405

Capital Share Transactions:
Shares sold:
Investor Class	-	27
Institutional Class	6,659	13,213
Shares reinvested:
Investor Class	-	18
Institutional Class	-	1,468
Total increase (decrease) in capital share transactions	6,659	14,726

See accompanying Notes to Financial Statements.

60

WCM Focused Emerging Markets ex China Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$14,321	$9,735
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	205,285	3,026
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	400,482	743,695
Net increase (decrease) in net assets resulting from operations	620,088	756,456

Distributions to Shareholders:
Investor Class	-	(4)
Institutional Class	-	(15,866)
Total distributions to shareholders	-	(15,870)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	31,415	-
Institutional Class	473,423	5,435,920
Reinvestment of distributions:
Investor Class	-	4
Institutional Class	-	15,866
Cost of shares redeemed:
Institutional Class	(241,091)	(128,319)
Net increase (decrease) in net assets from capital transactions	263,747	5,323,471

Total increase (decrease) in net assets	883,835	6,064,057

Net Assets:
Beginning of period	6,559,438	495,381
End of period	$7,443,273	$6,559,438

Capital Share Transactions:
Shares sold:
Investor Class	2,269	-
Institutional Class	35,674	474,529
Shares reinvested:
Institutional Class	-	1,340
Shares redeemed:
Institutional Class	(18,478)	(11,290)
Total increase (decrease) in capital share transactions	19,465	464,579

See accompanying Notes to Financial Statements.

61

WCM Quality Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period July 28, 2023* through December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$82,434	$7,496
Net realized gain (loss) on investments	5,483	(1,823)
Net change in unrealized appreciation (depreciation) on investments	123,951	112,448
Net increase (decrease) in net assets resulting from operations	211,868	118,121

Distributions to Shareholders:
Investor Class	(462)	(111)
Institutional Class	(88,701)	(3,921)
Total distributions to shareholders	(89,163)	(4,032)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,300	46,980
Institutional Class	1,199,249	6,237,399
Reinvestment of distributions:
Investor Class	462	111
Institutional Class	88,701	3,921
Cost of shares redeemed:
Investor Class	(10,050)	-
Institutional Class	(209,298)	(3,024)
Net increase (decrease) in net assets from capital transactions	1,070,364	6,285,387

Total increase (decrease) in net assets	1,193,069	6,399,476

Net Assets:
Beginning of period	6,399,476	-
End of period	$7,592,545	$6,399,476

Capital Share Transactions:
Shares sold:
Investor Class	127	4,805
Institutional Class	117,038	633,118
Shares reinvested:
Investor Class	45	12
Institutional Class	8,634	408
Shares redeemed:
Investor Class	(996)	-
Institutional Class	(20,490)	(301)
Total increase (decrease) in capital share transactions	104,358	638,042

*	Commencement of operations.

See accompanying Notes to Financial Statements.

62

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$22.44	$19.44	$20.43	$26.00	$17.10	$16.51	$15.87
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.05)	(0.04)	(0.18)	(0.14)	-	0.03
Net realized and unrealized gain (loss)	2.27	3.20	(0.93)	(4.12)	9.39	0.60	1.15
Total from investment operations	2.28	3.15	(0.97)	(4.30)	9.25	0.60	1.18

Less Distributions:
From net investment income	-	-	-	-	(0.01)	(0.01)	(0.01)
From net realized gain	-	(0.15)	(0.02)	(1.27)	(0.34)	-	(0.53)
Total distributions	-	(0.15)	(0.02)	(1.27)	(0.35)	(0.01)	(0.54)

Redemption fee proceeds[1]	-	-	-	-	-	-	- [2]
Net asset value, end of period	$24.72	$22.44	$19.44	$20.43	$26.00	$17.10	$16.51

Total return[3]	10.11%[4]	16.24%	(4.75)%[4]	(17.75)%	54.28%	3.64%	7.99%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$768,574	$719,670	$695,036	$1,106,334	$1,537,934	$271,693	$200,100

Ratio of expenses to average net assets:	1.28%[5,6]	1.29%[6]	1.29%[5]	1.31%	1.30%	1.26%	1.24%
Ratio of net investment income (loss) to average net assets:	0.06%[5]	(0.22)%	(0.34)%[5]	(0.68)%	(0.62)%	(0.01)%	0.17%

Portfolio turnover rate	19%[4]	33%	17%[4]	23%	25%	20%	21%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024 and for the year ended December 31, 2023, respectively.

See accompanying Notes to Financial Statements.

63

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$22.76	$19.66	$20.64	$26.18	$17.17	$16.58	$15.94
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.01	(0.01)	(0.11)	(0.08)	0.04	0.06
Net realized and unrealized gain (loss)	2.30	3.24	(0.95)	(4.16)	9.44	0.59	1.16
Total from investment operations	2.34	3.25	(0.96)	(4.27)	9.36	0.63	1.22

Less Distributions:
From net investment income	-	-	-	-	(0.01)	(0.04)	(0.05)
From net realized gain	-	(0.15)	(0.02)	(1.27)	(0.34)	-	(0.53)
Total distributions	-	(0.15)	(0.02)	(1.27)	(0.35)	(0.04)	(0.58)

Redemption fee proceeds[1]	-	-	-	-	-	-	- [2]
Net asset value, end of period	$25.10	$22.76	$19.66	$20.64	$26.18	$17.17	$16.58

Total return[3]	10.28%[4]	16.56%	(4.65)%[4]	(17.51)%	54.73%	3.79%	8.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,222,332	$16,758,010	$15,390,849	$19,083,250	$22,891,438	$12,088,860	$7,420,808

Ratio of expenses to average net assets:	1.03%[5,6]	1.04%[6]	1.04%[5]	1.06%	1.05%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets:	0.31%[5]	0.03%	(0.09)%[5]	(0.43)%	(0.37)%	0.21%	0.38%

Portfolio turnover rate	19%[4]	33%	17%[4]	23%	25%	20%	21%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024 and for the year ended December 31, 2023, respectively.

See accompanying Notes to Financial Statements.

64

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$13.25	$12.73	$14.00	$19.89	$12.71	$12.91	$12.43
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.03	0.01	(0.11)	(0.19)	(0.05)	0.14
Net realized and unrealized gain (loss)	0.73	0.51	(1.24)	(4.96)	7.54	(0.10)	0.42
Net increase from payments by affiliates	-	-	-	-	-	-	- [2]
Total from investment operations	0.72	0.54	(1.23)	(5.07)	7.35	(0.15)	0.56

Less Distributions:
From net investment income	-	(0.02)	(0.04)	-	-	(0.03)	(0.08)
From net realized gain	-	-	-	(0.82)	(0.17)	(0.02)	-
Total distributions	-	(0.02)	(0.04)	(0.82)	(0.17)	(0.05)	(0.08)

Redemption fee proceeds[1]	-	-	-	-	-	-	- [2]
Net asset value, end of period	$13.97	$13.25	$12.73	$14.00	$19.89	$12.71	$12.91

Total return[3]	5.43%[4]	4.25%	(8.78)%[4]	(26.54)%	57.93%	(1.17)%	4.64%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,714	$89,359	$125,641	$141,593	$55,369	$26,583	$6,540

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%[6,7]	1.52%	1.62%[6]	1.59%	1.53%	1.69%	2.05%
After fees waived and expenses absorbed	1.51%[6,7]	1.50%	1.50%[6]	1.50%	1.50%	1.49%[8]	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.20)%[6]	0.21%	0.00%[6]	(0.71)%	(1.07)%	(0.59)%	(0.88)%
After fees waived and expenses absorbed	(0.17)%[6]	0.23%	0.12%[6]	(0.62)%	(1.04)%	(0.39)%	1.17%

Portfolio turnover rate	34%[4]	62%	18%[4]	39%	35%	23%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2024.
[8]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

65

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
(Unaudited)	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$13.40	$12.88	$14.16	$20.06	$12.78	$12.96	$12.47
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.06	0.03	(0.07)	(0.15)	(0.02)	0.14
Net realized and unrealized gain (loss)	0.73	0.52	(1.25)	(5.01)	7.60	(0.11)	0.43
Net increase from payments by affiliates	-	-	-	-	-	-	-	[2]
Total from investment operations	0.74	0.58	(1.22)	(5.08)	7.45	(0.13)	0.57

Less Distributions:
From net investment income	-	(0.06)	(0.06)	-	-	(0.03)	(0.08)
From net realized gain	-	-	-	(0.82)	(0.17)	(0.02)	-
Total distributions	-	(0.06)	(0.06)	(0.82)	(0.17)	(0.05)	(0.08)

Redemption fee proceeds[1]	-	-	-	-	-	-	-	2
Net asset value, end of period	$14.14	$13.40	$12.88	$14.16	$20.06	$12.78	$12.96

Total return[3]	5.52%[4]	4.54%	(8.62)%[4]	(26.36)%	58.39%	(1.01)%	4.70%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$924,611	$1,101,465	$1,309,276	$1,717,091	$2,116,203	$315,868	$50,850

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%[6,7]	1.27%	1.37%[6]	1.34%	1.28%	1.45%	1.80%
After fees waived and expenses absorbed	1.26%[6,7]	1.25%	1.25%[6]	1.25%	1.25%	1.25	%8	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.05%[6]	0.46%	0.25%[6]	(0.46)%	(0.82)%	(0.35)%	(0.63)%
After fees waived and expenses absorbed	0.08%[6]	0.48%	0.37%[6]	(0.37)%	(0.79)%	(0.15)%	1.17%

Portfolio turnover rate	34%[4]	62%	18%[4]	39%	35%	23%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2024.
[8]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

66

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$21.29	$16.88	$18.93	$25.28	$17.39	$16.68	$14.96
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.07)	(0.04)	(0.19)	(0.15)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	3.47	4.48	(1.41)	(3.52)	8.87	1.08	2.21
Total from investment operations	3.41	4.41	(1.45)	(3.71)	8.72	1.03	2.13

Less Distributions:
From net realized gain	-	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)
Total distributions	-	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)

Redemption fee proceeds[1]	-	-	-	-	-	-	- [2]
Net asset value, end of period	$24.70	$21.29	$16.88	$18.93	$25.28	$17.39	$16.68

Total return[3]	16.02%[4]	26.13%	(7.71)%[4]	(17.30)%	50.55%	6.15%	14.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,895	$38,795	$12,943	$16,396	$21,378	$8,865	$4,541

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%[5,6]	1.39%[6]	1.44%[5]	1.40%	1.44%	1.50%	1.73%
After fees waived and expenses absorbed	1.30%[5,6]	1.30%[6]	1.30%[5]	1.30%	1.30%	1.28%[7]	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.56)%[5]	(0.48)%	(0.51)%[5]	(0.88)%	(0.80)%	(0.52)%	(0.83)%
After fees waived and expenses absorbed	(0.52)%[5]	(0.39)%	(0.37)%[5]	(0.78)%	(0.66)%	(0.30)%	(0.50)%

Portfolio turnover rate	22%[4]	32%	36%[4]	44%	56%	37%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024, and for the year ended December 31, 2023, respectively.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

67

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$21.85	$17.28	$19.33	$25.70	$17.63	$16.87	$15.06
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.03)	(0.01)	(0.13)	(0.09)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	3.57	4.60	(1.44)	(3.60)	8.99	1.09	2.25
Total from investment operations	3.54	4.57	(1.45)	(3.73)	8.90	1.08	2.21

Less Distributions:
From net realized gain	-	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)
Total distributions	-	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)

Redemption fee proceeds[1]	-	-	-	-	-	-	0.01
Net asset value, end of period	$25.39	$21.85	$17.28	$19.33	$25.70	$17.63	$16.87

Total return[2]	16.20%[3]	26.45%	(7.55)%[3]	(17.09)%	50.89%	6.38%	15.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$470,173	$387,992	$277,438	$438,016	$468,073	$245,101	$93,974

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.09%[4,5]	1.14%[5]	1.19%[4]	1.15%	1.19%	1.27%	1.48%
After fees waived and expenses absorbed	1.05%[4,5]	1.05%[5]	1.05%[4]	1.05%	1.05%	1.05%[6]	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.31)%[4]	(0.23)%	(0.26)%[4]	(0.63)%	(0.55)%	(0.29)%	(0.58)%
After fees waived and expenses absorbed	(0.27)%[4]	(0.14)%	(0.12)%[4]	(0.53)%	(0.41)%	(0.07)%	(0.25)%

Portfolio turnover rate	22%[3]	32%	36%[3]	44%	56%	37%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024, and for the year ended December 31, 2023, respectively.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

68

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$20.16	$16.49	$20.22	$28.63	$16.80	$15.57	$14.79
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.05	(0.02)	(0.18)	(0.19)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	0.17	3.62	(3.71)	(5.30)	12.76	1.33	1.37
Net increase from payments by affiliates	-	-	-	-	- [2]	-	-
Total from investment operations	0.26	3.67	(3.73)	(5.48)	12.57	1.23	1.28

Less Distributions:
From net realized gain	-	-	-	(2.93)	(0.74)	-	(0.50)
Total distributions	-	-	-	(2.93)	(0.74)	-	(0.50)

Redemption fee proceeds[1]	-	-	-	-	-	-	- [2]
Net asset value, end of period	$20.42	$20.16	$16.49	$20.22	$28.63	$16.80	$15.57

Total return[3]	1.29%[4]	22.26%	(18.45)%[4]	(22.04)%	75.46%[5]	7.90%	9.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$294,904	$311,472	$293,250	$533,268	$768,496	$86,504	$11,922

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%[6,7]	1.33%	1.48%[6]	1.34%	1.34%	1.79%	4.34%
After fees waived and expenses absorbed	1.25%[6,7]	1.25%	1.25%[6]	1.25%	1.25%	1.25%[8]	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.82%[6]	0.18%	(0.44)%[6]	(0.73)%	(0.84)%	(1.17)%	(3.55)%
After fees waived and expenses absorbed	0.86%[6]	0.26%	(0.21)%[6]	(0.64)%	(0.75)%	(0.63)%	(0.61)%

Portfolio turnover rate	44%[4]	81%	56%[4]	87%	82%	67%	81%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	Annualized.
[7]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024, and the year ended December 31, 2023, respectively.
[8]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

69

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.20	$10.55	$11.00	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.06)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	0.16	1.72	(0.37)	(3.28)	6.75	(0.68)
Total from investment operations	0.12	1.65	(0.43)	(3.44)	6.59	(0.73)

Less Distributions:
From net realized gain	-	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.32	$12.20	$10.55	$11.00	$15.71	$9.27

Total return[2]	0.98%[3]	15.64%	(3.92)%[3]	(23.65)%	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$107	$107	$94	$79	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%[4,5]	2.11%	2.19%[4]	1.85%	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.24%[4,5]	1.24%	1.30%[4,6]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.37)%[4]	(1.52)%	(1.74)%[4]	(1.48)%	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(0.61)%[4]	(0.65)%	(0.85)%[4]	(1.13)%	(1.25)%	(1.09)%[4]

Portfolio turnover rate	33%[3]	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2024.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

70

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.33	$10.64	$11.07	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.05)	(0.04)	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	0.15	1.74	(0.37)	(3.31)	6.78	(0.68)
Total from investment operations	0.13	1.69	(0.41)	(3.43)	6.64	(0.72)

Less Distributions:
From net realized gain	-	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.46	$12.33	$10.64	$11.07	$15.77	$9.28

Total return[2]	1.05%[3]	15.88%	(3.72)%[3]	(23.49)%	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,530	$40,420	$32,916	$40,438	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%[4,5]	1.86%	1.94%[4]	1.60%	2.08%	9.85%[4]
After fees waived and expenses absorbed	0.99%[4,5]	0.99%	1.05%[4,6]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.12)%[4]	(1.27)%	(1.49)%[4]	(1.23)%	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.36)%[4]	(0.40)%	(0.60)%[4]	(0.88)%	(1.00)%	(0.83)%[4]

Portfolio turnover rate	33%[3]	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2024.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

71

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.08	$9.84	$10.30	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.04)	(0.04)	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	0.97	2.38	(0.24)	(0.97)	4.47	(2.27)
Total from investment operations	0.94	2.34	(0.28)	(1.05)	4.40	(2.29)

Less Distributions:
From net realized gain	-	(0.10)	(0.18)	(0.76)	-	-
Total distributions	-	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$13.02	$12.08	$9.84	$10.30	$12.11	$7.71

Total return[2]	7.78%[3]	23.83%	(2.71)%[3]	(9.29)%	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$209	$241	$196	$169	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%[4,5]	1.52%	1.64%[4]	1.77%	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.19%[4,5]	1.10%	1.23%[4,6]	1.25%	1.25%[7]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.96)%[4]	(0.79)%	(0.98)%[4]	(1.26)%	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.42)%[4]	(0.37)%	(0.57)%[4]	(0.74)%	(0.71)%	(0.52)%[4]

Portfolio turnover rate	5%[3]	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.09% for the six months ended June 30, 2024.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.25%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

72

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.23	$9.94	$10.38	$12.17	$7.73	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.01)	(0.02)	(0.06)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	0.98	2.40	(0.24)	(0.97)	4.49	(2.26)
Total from investment operations	0.97	2.39	(0.26)	(1.03)	4.44	(2.27)

Less Distributions:
From net realized gain	-	(0.10)	(0.18)	(0.76)	-	-
Total distributions	-	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$13.20	$12.23	$9.94	$10.38	$12.17	$7.73

Total return[2]	7.93%[3]	24.09%	(2.50)%[3]	(9.08)%	57.44%	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,276	$142,842	$117,974	$99,042	$99,267	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%[4,5]	1.27%	1.39%[4]	1.52%	1.72%	15.24%[4]
After fees waived and expenses absorbed	0.94%[4,5]	0.85%	0.98%[4,6]	1.00%	1.00%[7]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.71)%[4]	(0.54)%	(0.73)%[4]	(1.01)%	(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.17)%[4]	(0.12)%	(0.32)%[4]	(0.49)%	(0.46)%	(0.27)%[4]

Portfolio turnover rate	5%[3]	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.09% for the six months ended June 30, 2024.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.85%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.00%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

73

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$9.07	$11.22	$11.19	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.05	0.02	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	(0.81)	(2.13)	0.03	(5.44)	7.95	0.66
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(0.78)	(2.08)	0.05	(5.55)	7.78	0.65

Less Distributions:
From net investment income	-	(0.07)	(0.02)	-	-	-
From net realized gain	-	-	-	(1.31)	(0.38)	-
Total distributions	-	(0.07)	(0.02)	(1.31)	(0.38)	-
Net asset value, end of period	$8.29	$9.07	$11.22	$11.19	$18.05	$10.65

Total return[3]	(8.60)%[4]	(18.49)%	0.42%[4]	(32.83)%	73.73%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$95	$131	$157	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	11.24%[6,7,8]	5.46%[6]	4.52%[7]	3.92%	6.21%	18.03%[7]
After fees waived and expenses absorbed	1.64%[6,7,8]	1.50%[6]	1.50%[7]	1.50%	1.50%	1.50%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(8.78)%[7]	(3.46)%	(2.70)%[7]	(3.09)%	(5.72)%	(17.69)%[7]
After fees waived and expenses absorbed	0.82%[7]	0.50%	0.32%[7]	(0.67)%	(1.01)%	(1.16)%[7]

Portfolio turnover rate	31%[4]	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024 and for the year ended December 31, 2023, respectively.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.14% for the six months ended June 30, 2024.

See accompanying Notes to Financial Statements.

74

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$9.12	$11.28	$11.25	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.08	0.04	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(0.82)	(2.14)	0.02	(5.47)	7.95	0.66
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(0.77)	(2.06)	0.06	(5.54)	7.83	0.65

Less Distributions:
From net investment income	-	(0.10)	(0.03)	-	-	-
From net realized gain	-	-	-	(1.31)	(0.38)	-
Total distributions	-	(0.10)	(0.03)	(1.31)	(0.38)	-
Net asset value, end of period	$8.35	$9.12	$11.28	$11.25	$18.10	$10.65

Total return[3]	(8.44)%[4]	(18.26)%	0.57%[4]	(32.68)%	74.20%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,480	$4,451	$6,849	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.99%[6,7,8]	5.21%[6]	4.27%[7]	3.67%	5.96%	17.78%[7]
After fees waived and expenses absorbed	1.39%[6,7,8]	1.25%[6]	1.25%[7]	1.25%	1.25%	1.25%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(8.53)%[7]	(3.21)%	(2.45)%[7]	(2.84)%	(5.47)%	(17.42)%[7]
After fees waived and expenses absorbed	1.07%[7]	0.75%	0.57%[7]	(0.42)%	(0.76)%	(0.89)%[7]

Portfolio turnover rate	31%[4]	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024 and for the year ended December 31, 2023, respectively.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.14% for the six months ended June 30, 2024.

See accompanying Notes to Financial Statements.

75

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.79	$12.12	$12.83	$15.11	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.11	0.12	0.07	0.02	(0.03)	0.03
Net realized and unrealized gain (loss)	0.27	0.67	(0.64)	(1.83)	4.59	0.96
Total from investment operations	0.38	0.79	(0.57)	(1.81)	4.56	0.99

Less Distributions:
From net investment income	-	(0.12)	(0.14)	-	(0.03)	-
From net realized gain	-	-	-	(0.47)	(0.41)	-
Total distributions	-	(0.12)	(0.14)	(0.47)	(0.44)	-
Net asset value, end of period	$13.17	$12.79	$12.12	$12.83	$15.11	$10.99

Total return[2]	2.97%[3]	6.59%	(4.42)%[3]	(12.24)%	41.48%	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$76	$169	$321	$35	$24	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.20%[4,5]	15.66%[5]	14.00%[4]	13.25%	32.13%	71.14%[4]
After fees waived and expenses absorbed	1.21%[4,5]	1.44%[5,6]	1.50%[4]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.26)%[4]	(13.24)%	(11.57)%[4]	(11.60)%	(30.87)%	(66.39)%[4]
After fees waived and expenses absorbed	1.73%[4]	0.98%	0.93%[4]	0.15%	(0.24)%	3.25%[4]

Portfolio turnover rate	25%[3]	46%	30%[3]	67%	41%	6%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the six months ended June 30, 2024,and for the year ended December 31, 2023, respectively.
[6]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 1.20%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

76

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.82	$12.18	$12.88	$15.15	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.13	0.15	0.09	0.06	-	0.03
Net realized and unrealized gain (loss)	0.27	0.68	(0.63)	(1.85)	4.60	0.96
Total from investment operations	0.40	0.83	(0.54)	(1.79)	4.60	0.99

Less Distributions:
From net investment income	-	(0.19)	(0.16)	(0.01)	(0.03)	-
From net realized gain	-	-	-	(0.47)	(0.41)	-
Total distributions	-	(0.19)	(0.16)	(0.48)	(0.44)	-
Net asset value, end of period	$13.22	$12.82	$12.18	$12.88	$15.15	$10.99

Total return[2]	3.12%[3]	6.86%	(4.22)%[3]	(12.06)%	41.73%	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,694	$1,901	$1,896	$2,767	$1,495	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.95%[4,5]	15.41%[5]	13.75%[4]	13.00%	31.88%	70.89%[4]
After fees waived and expenses absorbed	0.96%[4,5]	1.19%[5,6]	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.01)%[4]	(12.99)%	(11.32)%[4]	(11.35)%	(30.62)%	(66.08)%[4]
After fees waived and expenses absorbed	1.98%[4]	1.23%	1.18%[4]	0.40%	0.01%	3.56%[4]

Portfolio turnover rate	25%[3]	46%	30%[3]	67%	41%	6%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the six months ended June 30, 2024,and for the year ended December 31, 2023, respectively.
[6]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 0.95%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

77

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$14.54	$13.20	$13.62	$14.90	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.13	0.12	(0.02)	0.04	(0.02)	0.01
Net realized and unrealized gain (loss)	(0.13)	1.65	(0.40)	(0.90)	4.22	0.91
Total from investment operations	-	1.77	(0.42)	(0.86)	4.20	0.92

Less Distributions:
From net investment income	-	(0.10)	- [2]	(0.01)	-	-
From net realized gain	-	(0.33)	- [2]	(0.41)	(0.22)	-
Total distributions	-	(0.43)	-	(0.42)	(0.22)	-
Net asset value, end of period	$14.54	$14.54	$13.20	$13.62	$14.90	$10.92

Total return[3]	-%[4]	13.59%	(3.07)%[4]	(6.04)%	38.49%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$912	$624	$323	$23	$17	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.64%[5,6]	1.73%[5]	2.98%[6]	7.92%	29.79%	69.30%[6]
After fees waived and expenses absorbed	1.10%[5,6]	1.28%[5,7]	1.50%[6,8]	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.31%[6]	0.43%	(1.69)%[6]	(6.17)%	(28.46)%	(66.82)%[6]
After fees waived and expenses absorbed	1.85%[6]	0.88%	(0.21)%[6]	0.25%	(0.17)%	0.98%[6]

Portfolio turnover rate	22%[4]	39%	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30,2024.
[6]	Annualized.
[7]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.35%.
[8]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.35%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

78

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$14.61	$13.26	$13.66	$14.92	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.16	-	0.07	0.01	0.01
Net realized and unrealized gain (loss)	(0.12)	1.65	(0.40)	(0.89)	4.23	0.91
Total from investment operations	0.03	1.81	(0.40)	(0.82)	4.24	0.92

Less Distributions:
From net investment income	-	(0.13)	- [2]	(0.03)	(0.02)	-
From net realized gain	-	(0.33)	- [2]	(0.41)	(0.22)	-
Total distributions	-	(0.46)	-	(0.44)	(0.24)	-
Net asset value, end of period	$14.64	$14.61	$13.26	$13.66	$14.92	$10.92

Total return[3]	0.21%[4]	13.83%	(2.90)%[4]	(5.74)%	38.83%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85,489	$86,960	$59,425	$4,731	$2,751	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%[5,6]	1.48%[5]	2.73%[6]	7.67%	29.54%	69.05%[6]
After fees waived and expenses absorbed	0.85%[5,6]	1.03%[5,7]	1.25%[6,8]	1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.56%[6]	0.68%	(1.44)%[6]	(5.92)%	(28.21)%	(66.62)%[6]
After fees waived and expenses absorbed	2.10%[6]	1.13%	0.04%[6]	0.50%	0.08%	1.18%[6]

Portfolio turnover rate	22%[4]	39%	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30,2024.
[6]	Annualized.
[7]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 0.85%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.10%.
[8]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

79

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021
Net asset value, beginning of period	$13.31	$11.35	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.05	0.05	-2	(0.03)
Net realized and unrealized gain (loss)	1.05	2.00	(0.70)	(2.18)	4.25
Total from investment operations	1.09	2.05	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	-	(0.09)	(0.04)	-	-
From net realized gain	-	-	-	-2	-
Total distributions	-	(0.09)	(0.04)	-2	-
Net asset value, end of period	$14.40	$13.31	$11.35	$12.04	$14.22

Total return[3]	8.19%[4]	18.08%	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31	$28	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.28%[5,6]	3.61%[6]	2.88%[5]	4.36%	18.35%[5]
After fees waived and expenses absorbed	1.58%[5,6]	1.51%[6]	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.08)%[5]	(1.68)%	(0.76)%[5]	(2.86)%	(17.16)%[5]
After fees waived and expenses absorbed	0.62%[5]	0.42%	0.62%[5]	0.00%	(0.31)%[5]

Portfolio turnover rate	24%[4]	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.08% and 0.01% for the six months ended June 30, 2024 and for the year ended December 31, 2023, respectively.

See accompanying Notes to Financial Statements.

80

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	(Unaudited)	2023	2022^	2022	2021
Net asset value, beginning of period	$13.34	$11.38	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.08	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	1.04	2.01	(0.71)	(2.19)	4.25
Total from investment operations	1.10	2.09	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	-	(0.13)	(0.07)	- [2]	-
From net realized gain	-	-	-	- [2]	-
Total distributions	-	(0.13)	(0.07)	- [2]	-
Net asset value, end of period	$14.44	$13.34	$11.38	$12.09	$14.24

Total return[3]	8.25%[4]	18.43%	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,009	$11,042	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.03%[5,6]	3.36%[6]	2.63%[5]	4.11%	18.10%[5]
After fees waived and expenses absorbed	1.33%[5,6]	1.26%[6]	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.83)%[5]	(1.43)%	(0.51)%[5]	(2.61)%	(16.91)%[5]
After fees waived and expenses absorbed	0.87%[5]	0.67%	0.87%[5]	0.25%	(0.06)%[5]

Portfolio turnover rate	24%[4]	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.08% and 0.01% for the six months ended June 30, 2024 and for the year ended December 31, 2023, respectively.

See accompanying Notes to Financial Statements.

81

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	(Unaudited)	2023	2022^	2022	2021
Net asset value, beginning of period	$9.55	$7.62	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.01)	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	0.14	1.96	(0.69)	(2.40)	0.85
Total from investment operations	0.16	1.95	(0.71)	(2.51)	0.85

Less Distributions:
From net investment income	-	(0.02)	-	-	-
From net realized gain	-	-	-	(0.01)	-
Total distributions	-	(0.02)	-	(0.01)	-
Net asset value, end of period	$9.71	$9.55	$7.62	$8.33	$10.85

Total return[3]	1.68%[4]	25.65%	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99	$142	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%[5]	2.30%	2.84%[5]	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.31)%[5]	(0.89)%	(1.72)%[5]	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	0.33%[5]	(0.09)%	(0.38)%[5]	(1.07)%	0.03%[5]

Portfolio turnover rate	28%[4]	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

82

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	(Unaudited)	2023	2022^	2022	2021
Net asset value, beginning of period	$9.59	$7.66	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.01	(0.01)	(0.09)	- [2]
Net realized and unrealized gain (loss)	0.15	1.96	(0.68)	(2.41)	0.86
Total from investment operations	0.18	1.97	(0.69)	(2.50)	0.86

Less Distributions:
From net investment income	-	(0.04)	-	-	-
From net realized gain	-	-	-	(0.01)	-
Total distributions	-	(0.04)	-	(0.01)	-
Net asset value, end of period	$9.77	$9.59	$7.66	$8.35	$10.86

Total return[3]	1.88%[4]	25.80%	(8.26)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,533	$36,829	$24,276	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.89%[5]	2.05%	2.59%[5]	4.95%	60.53%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.06)%[5]	(0.64)%	(1.47)%[5]	(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	0.58%[5]	0.16%	(0.13)%[5]	(0.82)%	0.28%[5]

Portfolio turnover rate	28%[4]	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

83

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period July 28, 2022* through December 31,
	(Unaudited)	2023	2022^
Net asset value, beginning of period	$11.73	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.58	2.68	(0.72)
Total from investment operations	0.56	2.65	(0.73)

Less Distributions:
From net investment income	-	(0.01)	-
From net realized gain	-	(0.18)	-
Total distributions	-	(0.19)	-
Net asset value, end of period	$12.29	$11.73	$9.27

Total return[2]	4.77%[3]	28.72%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13	$12	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	27.81%[4,5]	36.72%[5]	56.33%[4]
After fees waived and expenses absorbed	1.25%[4,5]	1.25%[5]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(26.86)%[4]	(35.78)%	(55.37)%[4]
After fees waived and expenses absorbed	(0.30)%[4]	(0.31)%	(0.29)%[4]

Portfolio turnover rate	8%[3]	15%	13%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024, and for the year ended December 31, 2023, respectively.

See accompanying Notes to Financial Statements.

84

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period July 28, 2022* through December 31,
	(Unaudited)	2023	2022^
Net asset value, beginning of period	$11.74	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	(0.01)	- [2]
Net realized and unrealized gain (loss)	0.57	2.70	(0.72)
Total from investment operations	0.57	2.69	(0.72)

Less Distributions:
From net investment income	-	(0.04)	(0.01)
From net realized gain	-	(0.18)	-
Total distributions	-	(0.22)	(0.01)
Net asset value, end of period	$12.31	$11.74	$9.27

Total return[3]	4.86%[4]	29.13%	(7.22)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,021	$895	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	27.56%[5,6]	36.47%[6]	56.08%[5]
After fees waived and expenses absorbed	1.00%[5,6]	1.00%[6]	1.00%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(26.61)%[5]	(35.53)%	(55.12)%[5]
After fees waived and expenses absorbed	(0.05)%[5]	(0.06)%	(0.04)%[5]

Portfolio turnover rate	8%[4]	15%	13%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended June 30, 2024, and for the year ended December 31, 2023, respectively.

See accompanying Notes to Financial Statements.

85

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period December 29, 2022* through December 31,
	(Unaudited)	2023	2022
Net asset value, beginning of period	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.02	-
Net realized and unrealized gain (loss)	1.16	2.82	(0.09)
Total from investment operations	1.17	2.84	(0.09)

Less Distributions:
From net investment income	-	- [2]	-
Total distributions	-	-	-
Net asset value, end of period	$13.92	$12.75	$9.91

Total return[3]	9.18%[4]	28.70%	(0.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46	$13	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.91%[5]	16.78%	416.99%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.24)%[5]	(15.07)%	(416.99)%[5]
After fees waived and expenses absorbed	0.17%[5]	0.21%	(1.50)%[5]

Portfolio turnover rate	31%[4]	37%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

86

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,	For the Period December 29, 2022* through December 31,
	(Unaudited)	2023	2022
Net asset value, beginning of period	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.05	-
Net realized and unrealized gain (loss)	1.16	2.82	(0.09)
Total from investment operations	1.19	2.87	(0.09)

Less Distributions:
From net investment income	-	(0.03)	-
Total distributions	-	(0.03)	-
Net asset value, end of period	$13.94	$12.75	$9.91

Total return[2]	9.33%[3]	29.00%	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,398	$6,547	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.66%[4]	16.53%	416.74%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.99)%[4]	(14.82)%	(416.74)%[4]
After fees waived and expenses absorbed	0.42%[4]	0.46%	(1.25)%[4]

Portfolio turnover rate	31%[3]	37%	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

87

WCM Quality Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Period July 28, 2023* through December 31,
	(Unaudited)	2023
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.11	0.07
Net realized and unrealized gain (loss)	0.21	0.02
Total from investment operations	0.32	0.09

Less Distributions:
From net investment income	(0.12)	(0.06)
Total distributions	(0.12)	(0.06)
Net asset value, end of period	$10.23	$10.03

Total return[2]	3.16%[3]	0.95%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41	$48

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.71%[4,5]	26.97%[4]
After fees waived and expenses absorbed	1.24%[4,5]	1.24%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.32)%[4]	(24.05)%[4]
After fees waived and expenses absorbed	2.14%[4]	1.68%[4]

Portfolio turnover rate	5%[3]	1%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2024.

See accompanying Notes to Financial Statements.

88

WCM Quality Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Period July 28, 2023* through December 31,
	(Unaudited)	2023
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.08
Net realized and unrealized gain (loss)	0.21	0.02
Total from investment operations	0.33	0.10

Less Distributions:
From net investment income	(0.13)	(0.07)
Total distributions	(0.13)	(0.07)
Net asset value, end of period	$10.23	$10.03

Total return[2]	3.28%[3]	1.02%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,552	$6,351

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.46%[4,5]	26.72%[4]
After fees waived and expenses absorbed	0.99%[4,5]	0.99%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.07)%[4]	(23.80)%[4]
After fees waived and expenses absorbed	2.40%[4]	1.93%[4]

Portfolio turnover rate	5%[3]	1%[3]

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3	Not annualized.
4	Annualized.
5	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2024.

See accompanying Notes to Financial Statements.

89

WCM Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM SMID Quality Value Fund (“SMID Quality Value” or “SMID Quality Value Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Developing World Equity Fund (”Developing World Equity” or “Developing World Equity Fund”), WCM International Equity Fund (”International Equity” or “International Equity Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Mid Cap Quality Value Fund (“Mid Cap Quality Value” or “Mid Cap Quality Value Fund”), WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”), and WCM Quality Dividend Growth Fund (“Quality Dividend Growth” or “Quality Dividend Growth Fund”), (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund, and Quality Dividend Growth Fund are diversified Funds. The China Quality Growth Fund and Developing World Equity Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
SMID Quality Value Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Developing World Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
Mid Cap Quality Value Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022
Quality Dividend Growth Fund	Current and growing dividend income and long-term capital appreciation	7/28/2023	7/28/2023

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

90

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which each Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

91

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

The Quality Dividend Growth Fund incurred offering costs of approximately $12,141 which are being amortized over a one-year period from July 28, 2023 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

92

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Quality Dividend Growth Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

93

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until April 30, 2025 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund, and April 30, 2034, with respect to the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund, and Quality Dividend Growth Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	0.99%	1.24%	0.99%
SMID Quality Value Fund	0.85%	1.10%	0.85%
China Quality Growth Fund	1.00%	1.50%	1.25%
Developing World Equity Fund*	0.95%	1.20%	0.95%
International Equity Fund**	0.85%	1.10%	0.85%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%
Mid Cap Quality Value Fund	0.85%	1.25%	1.00%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%
Quality Dividend Growth Fund	0.65%	1.24%	0.99%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective October 1, 2023, the Advisor agreed to lower its management fee from 1.00% to 0.95% as well as reduce the expense caps from 1.50% and 1.25% to 1.20% and 0.95% for the Investor Class and Institutional Class shares, respectively.
**	Effective October 1, 2023, the Advisor agreed to reduce the expense caps from 1.35% and 1.10% to 1.10% and 0.85% for the Investor Class and Institutional Class shares, respectively.

94

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

The table below contains the advisory fees waived and absorbed other expenses for the six months ended June 30, 2024:

Emerging Markets Fund	$152,111
Global Growth Fund	89,936
International Small Cap Growth Fund	55,173
Small Cap Growth Fund	161,366
SMID Quality Value Fund	202,649
China Quality Growth Fund	142,836
Developing World Equity Fund	134,478
International Equity Fund	237,108
International Value Fund	118,360
International Opportunities Fund	125,475
Mid Cap Quality Value Fund	131,094
Emerging Markets ex China Fund	151,348
Quality Dividend Growth Fund	119,329

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets, Global Growth and International Small Cap Growth. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment with respect to the Small Cap Growth, SMID Quality Value, China Quality Growth, Developing World Equity, International Equity, International Value, International Opportunities, Mid Cap Quality Value, Emerging Markets ex China , and Quality Dividend Growth. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of these amounts no later than the dates stated below. The total is the amount of these potentially recoverable expenses as of June 30, 2024.

95

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
4/30/2025	$2,194,968	$512,187	$753,667
12/31/2025	1,199,965	330,902	579,715
12/31/2026	256,439	308,207	238,836
12/31/2027	152,111	89,936	55,173
Total	$3,803,483	$1,241,232	$1,627,391

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
4/30/2025	$188,353	$533,195	$349,581
12/31/2025	210,046	276,881	193,141
12/31/2026	306,101	546,548	246,959
12/31/2027	161,366	202,649	142,836
Total	$865,866	$1,559,273	$932,517

	Developing World Equity Fund	International Equity Fund	International Value Fund
4/30/2025	$295,536	$252,723	$261,051
12/31/2025	208,876	172,226	162,492
12/31/2026	320,208	324,822	240,691
12/31/2027	134,478	237,108	118,360
Total	$959,098	$986,879	$782,594

	International Opportunities Fund	Mid Cap Quality Value Fund	Emerging Markets ex China Fund
4/30/2025	$374,446	$-	$-
12/31/2025	234,885	111,044	16,970
12/31/2026	256,598	276,176	322,072
12/31/2027	125,475	131,094	151,348
Total	$991,404	$518,314	$490,390

Quality Dividend Growth Fund
12/31/2026	$100,145
12/31/2027	119,329
Total	$219,474

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2024, are reported on the Statements of Operations.

96

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Natixis Distribution, LLC, an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$13,956,177,487	$922,711,246	$380,304,539

Gross unrealized appreciation	$5,677,131,621	$182,808,977	$123,993,702
Gross unrealized depreciation	(599,768,490)	(100,414,082)	(9,413,302)
Net unrealized appreciation (depreciation) on investments	$5,077,363,131	$82,394,895	$114,580,400

97

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Cost of investments	$283,286,718	$37,618,083	$50,711,922

Gross unrealized appreciation	$42,652,377	$5,973,682	$22,203,437
Gross unrealized depreciation	(29,784,491)	(3,973,064)	(1,380,144)
Net unrealized appreciation (depreciation) on investments	$12,867,886	$2,000,618	$20,823,293

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Cost of investments	$3,007,328	$1,724,041	$81,458,751

Gross unrealized appreciation	$134,344	$217,800	$9,659,791
Gross unrealized depreciation	(551,718)	(153,878)	(3,323,537)
Net unrealized appreciation (depreciation) on investments	$(417,374)	$63,922	$6,336,254

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Cost of investments	$8,297,931	$36,346,806	$849,225

Gross unrealized appreciation	$1,745,737	$6,893,132	$200,911
Gross unrealized depreciation	(1,027,811)	(2,609,612)	(16,564)
Net unrealized appreciation (depreciation) on investments	$717,926	$4,283,520	$184,347

98

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	Emerging Markets ex China Fund	Quality Dividend Growth Fund
Cost of investments	$6,327,878	$7,350,314

Gross unrealized appreciation	$1,388,769	$438,652
Gross unrealized depreciation	(214,031)	(202,253)
Net unrealized appreciation (depreciation) on investments	$1,174,738	$236,399

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sales and PFIC’s.

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$2,858,684	$-	$36,823
Undistributed long-term capital gains	423,117,291	-	-
Tax accumulated earnings	425,975,975	-	36,823
Accumulated capital and other losses	-	(537,398,157)	(15,480,232)
Unrealized appreciation (depreciation) on foreign currency	1,664,489	(1,094,824)	2,465
Unrealized appreciation (depreciation) on investments	4,351,323,131	(41,981,948)	63,424,687
Deferred compensation	(234,141)	(28,408)	(15,136)
Total accumulated earnings/(deficit)	$4,778,729,454	$(580,503,337)	$47,968,607

99

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Undistributed ordinary income	$2,443,725	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	2,443,725	-	-
Accumulated capital and other losses	(140,986,597)	(4,729,310)	(2,071,200)
Unrealized appreciation (depreciation) on foreign currency	11,893	-	-
Unrealized appreciation (depreciation) on investments	13,651,678	4,744,458	33,081,381
Deferred compensation	(15,565)	(7,652)	(8,542)
Unrealized Non-U.S. Taxes	-	-	-
Total accumulated earnings/(deficit)	$(124,894,866)	$7,496	$$31,001,639

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Undistributed ordinary income	$6,699	$1,485	$876,521
Undistributed long-term capital gains	-	-	403,939
Tax accumulated earnings	6,699	1,485	1,280,460
Accumulated capital and other losses	(4,506,466)	(215,846)	-
Unrealized appreciation (depreciation) on foreign currency	5,379	(1,698)	135
Unrealized appreciation (depreciation) on investments	(1,028,239)	51,908	8,200,782
Deferred compensation	(6,467)	(6,405)	(6,854)
Total accumulated earnings/(deficit)	$(5,529,094)	$(170,556)	$9,474,523

100

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Undistributed ordinary income	$42,505	$192,275	$2,064
Undistributed long-term capital gains	-	-	4,698
Tax accumulated earnings	42,505	192,275	6,762
Accumulated capital and other losses	(3,084,032)	(6,583,140)	-
Unrealized appreciation (depreciation) on foreign currency	573	1,070	-
Unrealized appreciation (depreciation) on investments	714,476	4,067,478	156,875
Deferred compensation	(6,262)	(5,973)	(4,132)
Total accumulated earnings/(deficit)	$(2,332,740)	$(2,328,290)	$159,505

	Emerging Markets ex China Fund	Quality Dividend Growth Fund
Undistributed ordinary income	$16,279	$4,696
Undistributed long-term capital gains	-	-
Tax accumulated earnings	16,279	4,696
Accumulated capital and other losses	-	(1,823)
Unrealized appreciation (depreciation) on foreign currency	68	-
Unrealized appreciation (depreciation) on investments	731,356	112,448
Deferred compensation	(3,479)	(1,010)
Unrealized Non-U.S. Taxes	(8,205)	-
Total accumulated earnings	$736,019	$114,311

The tax character of the distributions paid during the periods ended December 31, 2023, December 31, 2022, and April 30, 2022, for the Funds were as follows:

	International Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$-
Net long-term capital gains	114,405,769	17,200,917	1,280,983,868
Total distributions paid	$114,405,769	$17,200,917	$1,280,983,868

101

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	Emerging Markets Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$5,346,125	$6,540,239	$67,237,247
Net long-term capital gains	-	-	35,625,081
Total distributions paid	$5,346,125	$6,540,239	$102,862,328

	Global Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$6,694,647
Net long-term capital gains	-	10,654,629	48,945,689
Total distributions paid	$-	$10,654,629	$55,640,336

	International Small Cap Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$24,827,933
Net long-term capital gains	-	-	61,120,694
Total distributions paid	$-	$-	$85,948,627

	Small Cap Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$1,546,154
Net long-term capital gains	-	59,794	3,105,784
Total distributions paid	$-	$59,794	$4,651,938

	SMID Quality Value Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$202,517	$3,645,341
Net long-term capital gains	1,133,783	1,779,776	3,099,062
Total distributions paid	$1,133,783	$1,982,293	$6,744,403

	China Quality Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$48,990	$21,212	$906,564
Net long-term capital gains	-	-	341,817
Total distributions paid	$48,990	$21,212	$1,248,381

102

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

	Developing World Equity Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$28,943	$24,934	$50,590
Net long-term capital gains	-	-	46,248
Total distributions paid	$28,943	$24,934	$96,838

	International Equity Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$2,504,825	$12,735	$29,788
Net long-term capital gains	251,598	4,666	88,481
Total distributions paid	$2,756,423	$17,401	$118,269

	International Value Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$104,566	$105,728	$3,064
Net long-term capital gains	-	-	-
Total distributions paid	$104,566	$105,728	$3,604

	International Opportunities Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$164,959	$-	$19,036
Net long-term capital gains	-	-	-
Total distributions paid	$164,959	$-	$19,036

	Mid Cap Quality Value Fund
Distributions paid from:	2023	2022
Ordinary Income	$14,977	$470
Net long-term capital gains	1,289	-
Total distributions paid	$16,266	$470

	Emerging Markets Ex China Fund
Distributions paid from:	2023	2022
Ordinary Income	$15,870	$-
Net long-term capital gains	-	-
Total distributions paid	$15,870	$-

103

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Quality Dividend Growth Fund
Distributions paid from:	2023
Ordinary Income	$4,032
Net long-term capital gains	-
Total distributions paid	$4,032

At December 31, 2023, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss Carryforward	Long-term Capital Loss Carryforward
Emerging Markets Fund	$98,596,371	$438,801,786
Global Growth Fund	15,480,232	-
International Small Cap Growth Fund	72,184,213	68,802,384
Small Cap Growth Fund	656,593	4,072,717
SMID Quality Value Fund	304,493	1,766,707
China Quality Growth Fund	1,531,285	2,975,181
Developing World Equity Fund	60,932	154,914
International Value Fund	1,081,697	2,002,335
International Opportunities Fund	5,118,768	1,464,372
Quality Dividend Growth Fund	1,823	-

The International Growth Fund, International Equity Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The International Growth Fund utilized $268,462,293 of capital loss carryforward for the tax year ended December 31, 2023.

The Global Growth Fund utilized $2,538,688 of capital loss carryforward for the tax year ended December 31, 2023.

The International Opportunities Fund utilized $332,739 of capital loss carryforward for the tax year ended December 31, 2023.

The Mid Cap Quality Value Fund utilized $1,293 of capital loss carryforward for the tax year ended December 31, 2023.

The International Equity Fund utilized $61,517 of capital loss carryforward for the tax year ended December 31, 2023.

104

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

As of December 31, 2023, the Funds did not have qualified Late-Year Losses, or Post October losses.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$3,491,146,417	$4,029,817,409
Emerging Markets Fund	349,554,766	591,857,152
Global Growth Fund	100,008,395	110,132,204
International Small Cap Growth Fund	131,225,633	149,605,946
Small Cap Growth Fund	13,581,129	14,568,123
SMID Quality Value Fund	3,844,585	75,406,873
China Quality Growth Fund	892,934	2,308,947
Developing World Equity Fund	483,840	875,495
International Equity Fund	20,001,972	18,454,294
International Value Fund	2,143,563	4,699,780
International Opportunities Fund	13,571,188	10,561,268
Mid Cap Quality Value Fund	123,166	72,043
Emerging Markets ex China Fund	2,170,661	2,050,640
Quality Dividend Growth Fund	1,236,250	322,662

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2024, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

105

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

For the six months ended June 30, 2024, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Funds’ assets carried at fair value:

106

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

International Growth	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock	$18,631,127,221	$-	$-	$18,631,127,221
Bank Deposit Investments	402,413,397	-	-	402,413,397
Total Investments	$19,033,540,618	$-	$-	$19,033,540,618

Emerging Markets Fund	Level 1	Level 2*	Level 3^	Total
Investments
Common Stock
Argentina	$28,116,615	$-	$-	$28,116,615
Brazil	126,754,936	-	-	126,754,936
Canada	40,937,232	-	-	40,937,232
China	96,318,875	-	-	96,318,875
Hong Kong	33,324,350	-	-	33,324,350
India	137,159,403	-	-	137,159,403
Indonesia	37,132,289	-	-	37,132,289
Kazakhstan	12,626,467	-	-	12,626,467
Mexico	43,701,069	-	-	43,701,069
Peru	22,057,844	-	-	22,057,844
Poland	26,280,225	-	-	26,280,225
Russia	-	-	0	0
Saudi Arabia	21,075,082	-	-	21,075,082
Singapore	49,301,490	-	-	49,301,490
South Africa	73,401,118	-	-	73,401,118
South Korea	54,140,649	-	-	54,140,649
Taiwan	187,145,103	-	-	187,145,103
Rights
Brazil	35,912	-	-	35,912
Short-Term Investments	15,597,482	-	-	15,597,482
Total Investments	$1,005,106,141	$-	$0	$1,005,106,141

Global Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$485,208,359	$-	$-	$485,208,359
Short-Term Investments	9,676,580	-	-	9,676,580
Total Investments	$494,884,939	$-	$-	$494,884,939

107

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$291,547,299	$-	$-	$291,547,299
Short-Term Investments	4,607,305	-	-	4,607,305
Total Investments	$296,154,604	$-	$-	$296,154,604

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$39,249,490	$-	$-	$39,249,490
Short-Term Investments	368,211	-	-	368,211
Total Investments	$39,617,701	$-	$-	$39,617,701

SMID Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$69,684,028	$-	$-	$69,684,028
Short-Term Investments	1,851,187	-	-	1,851,187
Total Investments	$71,535,215	$-	$-	$71,535,215

China Quality Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,479,838	$-	$-	$2,479,838
Bank Deposit Investments	110,116	-	-	110,116
Total Investments	$2,589,954	$-	$-	$2,589,954

Developing World Equity	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$1,740,360	$-	$-	$1,740,360
Bank Deposit Investments	47,603	-	-	47,603
Total Investments	$1,787,963	$-	$-	$1,787,963

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$83,731,687	$-	$-	$83,731,687
Short-Term Investments	4,063,318	-	-	4,063,318
Total Investments	$87,795,005	$-	$-	$87,795,005
108

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

International Value Fund	Level 1	Level 2*	Level 3^	Total
Investments
Common Stock
Belgium	$379,506	$-	$-	$379,506
Brazil	144,368	-	-	144,368
Canada	1,119,530	-	-	1,119,530
China	306,687	-	-	306,687
France	298,643	-	-	298,643
Germany	1,022,452	-	-	1,022,452
India	380,426	-	-	380,426
Indonesia	133,704	-	-	133,704
Ireland	395,660	-	-	395,660
Israel	133,277	-	-	133,277
Italy	118,386	-	-	118,386
Japan	663,397	-	-	663,397
Kazakhstan	193,515	-	-	193,515
Mexico	280,692	-	-	280,692
Netherlands	160,280	-	-	160,280
Russia	-	-	0	0
Spain	261,531	-	-	261,531
Sweden	297,429	-	-	297,429
Switzerland	612,523	-	-	612,523
Taiwan	457,120	-	-	457,120
United Kingdom	1,297,678	-	-	1,297,678
United States	139,653	-	-	139,653
Short-Term Investments	219,400	-	-	219,400
Total Investments	$9,015,857	$-	$0	$9,015,857

International Opportunities Fund	Level 1	Level 2*	Level 3^	Total
Investments
Common Stock	$39,149,768	$-	$-	$39,149,768
Warrants
Canada	-	-	0	0
Short-Term Investments	1,480,558	-	-	1,480,558
Total Investments	$40,630,326	$-	$0	$40,630,326

Mid Cap Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$997,854	$-	$-	$997,854
Bank Deposit Investments	35,718	-	-	35,718
Total Investments	$1,033,572	$-	$-	$1,033,572

109

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Emerging Markets ex China Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$7,175,613	$-	$-	$7,175,613
Rights	246	-	-	246
Bank Deposit Investments	326,757	-	-	326,757
Total Investments	$7,502,616	$-	$-	$7,502,616

Quality Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$6,954,340	$-	$-	$6,954,340
Bank Deposit Investments	632,373	-	-	632,373
Total Investments	$7,586,713	$-	$-	$7,586,713

^	The Funds held a security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Opportunities Fund
	Common Stocks	Common Stocks
Balance as of December 31, 2023	$-	$-
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	(481,850)	(44,557,988)
Unrealized appreciation (depreciation) included in earnings	583,050
(or changes in net assets)		53,369,010
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	8,811,022	(101,200)
Balance as of June 30, 2024	$-	$

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-
110

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

The International Value Fund held Common Stock, and the International Opportunities Fund held warrants, with $0 market value at the beginning and ending of period with no activity during the year.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

Fund	Asset Class	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Value Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Opportunities Fund	Warrants	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Focused International Growth Fund and Focused Emerging Markets Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

111

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 14 - Reorganizations

On April 29, 2024, based on the recommendation of WCM Investment Management, LLC (“WCM”), the Advisor of the WCM Focused Global Growth Fund, WCM Developing World Equity Fund and WCM International Equity Fund (each, an “Acquired Fund”), the Board of Trustees of Investment Managers Series Trust (the “Board”) has approved the reorganization of each Acquired Fund into a corresponding newly created series (each, an “Acquiring Fund”) of First Trust Series Fund and First Trust Exchange-Traded Fund, respectively, as noted in the table below (each, a “Reorganization”). The Reorganization of each Acquired Fund is subject to approval by its shareholders.

Acquired Fund		Acquiring Fund
WCM Focused Global Growth Fund	>	First Trust WCM Focused Global Growth Fund
WCM Developing World Equity Fund	>	First Trust WCM Developing World Equity ETF
WCM International Equity Fund	>	First Trust WCM International Equity ETF

Each Reorganization will occur pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for each Fund to transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and cash in lieu of fractional Acquiring Fund shares (if any) and the Acquiring Fund’s assumption of the Fund’s liabilities. Each shareholder of the Fund will receive shares of the Acquiring Fund equal to the value of the shares of the Fund owned by the shareholder prior to the Reorganization. The Reorganization is not generally expected to result in the recognition of gain or loss by the Fund or its shareholders for U.S. federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional shares, if any). WCM and First Trust Advisors L.P. will bear the costs related to the Reorganization.

Each Acquiring Fund has an identical investment objective, investment strategy and fundamental investment restrictions as the Fund. Following the Reorganizations, First Trust Advisors L.P. will serve as investment advisor to each Acquiring Fund, and WCM will serve as investment sub-advisor to each Acquiring Fund. In addition, each Acquiring Fund will have the same portfolio managers as the corresponding Acquired Fund.

The Board will call a shareholder meeting at which shareholders of the Acquired Fund will be asked to consider and vote on the Plan with respect to the Acquired Fund. If the required shareholder approval for the Reorganization of the Acquired Fund is obtained, the Reorganization of the Acquired Fund is currently expected to take effect in the fourth quarter of 2024.

The Board has approved the consolidation of the Investor Class shares of the WCM Developing World Equity Fund and WCM International Equity Fund, respectively, into each Acquired Fund’s existing Institutional Class shares. The consolidation of the Investor Class shares into the existing Institutional Class shares of the WCM Developing World Equity Fund and WCM International Equity Fund, respectively, will occur prior to the Reorganization. Each Acquired Fund’s Institutional Class shares have a similar fee structure as the Investor Class shares, except unlike Investor Class shares, Institutional Class shares do not pay Rule 12b-1 distribution fees. There will be no changes to the fee structure of the WCM Developing World Equity Fund’s and WCM International Equity Fund’s Institutional Class shares. As of the effective date, all references in the Prospectus and the SAI to the Investor Class shares of the WCM Developing World Equity Fund and WCM International Equity Fund are deleted in their entirety.

112

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective July 1, 2024, the Advisor has contractually agreed to reduce the limit on the total annual fund operating expenses of the WCM Focused International Value Fund from 1.50% to 1.10% and 1.25% to 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

Effective September 3, 2024, First Trust Portfolios L.P. will serve as the Funds' distributor.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

113

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

Not applicable.

114

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/9/2024